John Hancock Funds
                                    Pacific
                                     Basin
                                    Equities
                                      Fund

                                  ANNUAL REPORT

                                 August 31, 1996



TRUSTEES

Edward J. Boudreau, Jr.
Dennis S. Aronowitz*
Richard P. Chapman, Jr.*
William J. Cosgrove*
Douglas M. Costle*
Leland O. Erdahl*
Richard A. Farrell*
Gail D. Fosler*
William F. Glavin*
Anne C. Hodsdon
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt*
Richard S. Scipione
Edward Spellman*
*Members of the Audit Committee

OFFICERS

Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and Compliance Officer

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT

John Hancock Investor Services Corporation
P.O. Box 9116
Boston, Massachusetts 02205-9116

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr
60 State Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS

Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110



A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief
Executive Officer, flush right, next to second paragraph.

CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

Since late 1994, prospectus simplification has been a major topic in the mutual fund industry. At that time, Securities and Exchange Commission Chairman Arthur Levitt called on fund companies to make their prospectuses more user-friendly. He noted that prospectuses are often overloaded with technical detail and are hard for most investors to understand. Many industry observers agreed, and rightly so.

So it is my pleasure to let you know that after being under development for a year, John Hancock Funds has introduced new simplified and consolidated prospectuses. The prospectuses feature shorter, clearer language with a streamlined design, and they incorporate several funds with similar investment objectives into one document. They cover our income, growth, growth and income, tax-free income, international/global and money market funds. We are gratified at the favorable reviews that our new prospectuses have received from shareholders, financial advisers, industry analysts and the press. We believe they are a bold but sensible step forward. And while they are easier to read, they still comply with all federal and state guidelines.

We have taken the initiative to create a prospectus that dramatically departs from the norm. Among its most innovative features is a two-page spread highlighting each fund's goals and investment strategy, the types of securities it buys, its portfolio management and risk factors, all in plainer language. Fund expenses and financial highlights are now found here, too, as is a new bar chart that shows year-to-year volatility for each fund. Other features include a better presentation of fund services, a new glossary of investment risks and a discussion about how funds are organized, including a diagram showing the connection of the various players that provide services to your Hancock fund(s).

We believe we have made a significant advancement in the drive toward better mutual fund prospectuses. We hope you will agree because in the end, we did it for you, our shareholders.

Sincerely,

/S/ EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER



BY MARIAN LI, FOR THE PORTFOLIO MANAGEMENT TEAM

John Hancock
Pacific Basin
Equities Fund

Political instability, sagging exports undermine emerging markets; Japan can't compete with U.S. market rally

The current reporting period divides neatly into two parts. While the first six months were promising, the last six months have been disappointing. Factors that detracted from the Fund's performance after the halfway mark included rising stock prices in the United States, which diverted the flow of investment funds; upward pressure on interest rates, which particularly affected Hong Kong; a broad-based economic slump in the region, caused in part by falling semiconductor prices; and spasms of political instability throughout the Pacific. Within the broader pattern of volatility, performance varied widely from one country to the next. Hong Kong, for example, was up 0.3% during the reporting period, despite a weak second half, while Thailand was down 17%.

John Hancock Pacific Basin Equities Fund performed in line with other funds that have a similar investment objective. During the year that ended August 31, 1996, the Fund's Class A and Class B shares had total returns of 4.47% and 3.80%, respectively, at net asset value compared to 3.93% for the average Pacific region fund, according to Lipper Analytical Services.1 Please see pages six and seven for longer-term performance information. In the sections that follow, we'll take a closer look at various countries where the Fund had significant holdings.

"...performance
varied widely
from one
country to
the next."

A 2" x 2" photo of Marian Li at bottom center. Caption reads: "Marian
Li".


Japan

Last February, we reported that the Japanese economy was finally showing signs of emerging from its long recession. If anything, those signs multiplied during the past six months, even if the Japanese stock market as a whole failed to generate much excitement. Exports have risen as the value of the yen has declined and historically low interest rates have helped companies improve their balance sheets by restructuring long-term debt. Both developments bode well for corporate profits. As the period progressed, we shifted our emphasis away from basic materials such as paper, chemicals and steel, which are burdened by excess inventories, and toward manufacturers. Our favorites included Mitsbushi Heavy Industries, Toyota, Sony and Sharp, all of which are large exporters. Our most recent focus has been on companies that stand to benefit from the next stage of the Japanese recovery, which should bring an improvement in domestic consumer demand. They include NTT Data, a telecommunications company and Jusco, a retailer. The Fund's total stake in Japan at the end of August was about 29% of net assets, off slightly from its high during the period due to selective profit-taking.



Pie chart with the heading "Portfolio Diversification" at top of left hand column. The chart is divided into 12 sections. Going from top left to right: Short-Term Investments and Other 2%; Australia 6%; Hong Kong 18%; Indonesia 2%; Japan 29%; South Korea 5%, Malaysia 11%; New Zealand 2%; Philippines 3%; Singapore 11%; Taiwan 3%; Thailand 8%. Footnote below reads: "As a percentage of net assets on August 31, 1996."


"...Hong Kong
stocks
accounted
for 18%
of the
Fund's net
assets ..."

Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investment"; the header for the right column is "Recent performance ... and what's behind the numbers." The first listing is HSBC Holdings followed by an up arrow and the phrase "Hong Kong bank delivers strong earnings." The second listing is Sharp followed by an up arrow and the phrase "Growth in exports benefits Japanese manufacturer." The third listing is Shinawatra Communications followed by a down arrow and the phrase "Thai cellular provider faces new competition." Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."



Hong Kong

As Hong Kong prepares to shed its colonial ties to Great Britain next summer, it has seen a significant influx of Chinese investment capital, much of it flowing into real estate. Among the prime beneficiaries of the strong real estate market was Cheung Kong, a local developer. Chinese investment capital was also a factor in the superior performance of HSBC Holdings, Hong Kong's largest bank. Our main concern in Hong Kong has been its historically strong correlation with Wall Street, at a time when many U.S. stocks seem overvalued. That has meant we've put a premium lately on stock-picking, with a clear preference for large, well-established companies. A good example would be Hutchison Whampoa, an industrial conglomerate with good exposure to the Chinese market. All in all, Hong Kong stocks accounted for 18% of the Fund's net assets at the end of the period.

Singapore/Malaysia/Thailand

Singapore, Malaysia and Thailand together accounted for about one-third of the Fund's net assets, divided roughly equally among the three. Our stake in Singapore is not likely to increase in the months ahead, and may decline slightly. Local manufacturers have suffered lately from excess inventories of one of the country's main exports, computer hard drives. That has had a dampening effect on the whole economy. One of our largest holdings in Singapore remains Keppel, a conglomerate with interests in shipping, banking and property development. Thailand, which lately has paid a price for growing too fast during the early 1990s, was a drag on the Fund's performance during the period. But with interest rates apt to come down again and exports likely to improve, the economy seems a good bet to bounce back in 1997. Our largest local investment at the end of the period was Bangkok Bank, a major player in the regional economy. Shinawatra Communications, a holding company for a Thai cellular phone service, was a major disappointment. It suffered from increased competition brought on by changes in the regulatory climate. Malaysia is another emerging market that faltered after an extended period of meteoric growth. Like Thailand, however, Malaysia appears poised for a comeback. Among our largest holdings in Malaysia was Sime Darby, another conglomerate well-placed to profit from improvements in the local economy.



Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended August 31, 1996." The chart is scaled in increments of 1% from bottom to top, with 5% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 4.47% total return for the John Hancock Pacific Basin Equities Fund: Class A. The second represents the 3.80% total return for the John Hancock Pacific Basin Equities Fund: Class B. The third represents the 3.93% total return for the Average Pacific region fund. A footnote below reads: "The total returns for John Hancock Pacific Basin Equities Fund are at net asset value with all distributions reinvested. The average pacific region fund is tracked by Lipper Analytical Services. (1) See following two pages for historical performance information."

Australia/New Zealand

Australia and New Zealand together accounted for 8% of the Fund's net assets. Large holdings included National Australia Bank, which profited from falling interest rates and a vibrant local economy; and several mining and natural resource stocks, notably WMC Ltd., whose main products are industrial commodities such as nickel and copper.

Outlook

We're optimistic about the chances for a strong recovery in the Pacific region in 1997, affecting both earnings and stock prices. For three years now, the region has underperformed both Europe and the United States. That's had the effect of squeezing the excessive valuations out of the market and setting the stage, we hope, for a comeback. We remain concerned, however, about upward pressure on interest rates in the United States and the effect that might have, particularly on the region's emerging markets. If interest rates were to rise suddenly, we might choose to emphasize markets where the correlation with the United States is less pronounced, such as Japan, Korea and Taiwan.

"We're
optimistic
about the
chances for
a strong
recovery in
the Pacific
region in
1997..."

--------------------------------------------------------------------
This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant.

International investing involves special risks, including currency and political risks and differences in accounting standards and financial reporting.

1Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Pacific Basin Equities Fund. Total return is a performance measure that equals the sum of all income and capital gains dividends, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 5% for Class A shares. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

CUMULATIVE TOTAL RETURNS

For the period ended June 30, 1996

                             ONE         FIVE       LIFE OF
                             YEAR        YEARS       FUND
                         -----------  ----------  ----------
John Hancock Pacific
Basin Equities Fund:
Class A                      5.36%      66.13%      90.38%(1)
John Hancock Pacific
Basin Equities Fund:
Class B                      5.15%        N/A       (0.18%)(2)


AVERAGE ANNUAL TOTAL RETURNS

For the period ended June 30, 1996

                             ONE         FIVE       LIFE OF
                             YEAR        YEARS       FUND
                         -----------  ----------  ----------
John Hancock Pacific
Basin Equities Fund:
Class A                      5.36%       10.69%      7.58%(1)
John Hancock Pacific
Basin Equities Fund:
Class B                      5.15%         N/A      (0.08)%(2)


Notes to Performance

(1) Class A shares started on September 8, 1987.

(2) Class B shares started on March 7, 1994.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in John Hancock Pacific Basin Equities Fund would be worth on August 31,
1996, assuming you invested on the day each class of shares started and have reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Morgan Stanley Capital International Pacific Index -- an unmanaged index that measures performance for a diverse range of global stock markets, including Australia, Hong Kong, Japan, New Zealand, and Singapore/Malaysia.


Pacific Basin Equities Fund
Class A shares

Line chart with the heading Pacific Basin Equities Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the hypothetical $10,000 investment made in the Pacific Basin Equities Fund on September 8, 1987, before sales charge, and is equal to $19,263 as of August 31, 1996. The second line represents the Pacific Basin Equities Fund after sales charge and is equal to $18,293 as of August 31, 1996. The third line represents the value of the Morgan Stanley Capital International Pacific Index and is equal to $11,494 as of August 31, 1996.


Pacific Basin Equities Fund
Class B shares

Line chart with the heading Pacific Basin Equities Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the Morgan Stanley Capital International Pacific Index and is equal to $9,969 as of August 31, 1996. The second line represents the value of the hypothetical $10,000 investment made in the Pacific Basin Equities Fund on March 7, 1994, and is equal to $9,707 as of August 31, 1996. The third line represents the value of the Pacific Basin Equities Fund after sales charge and is equal to $9,670 as of August 31, 1996.




The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on August 31, 1996. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
August 31, 1996
-----------------------------------------------------------------------
Assets:
Investments at value - Note C:
Common stocks and warrants (cost - $68,770,066)             $72,395,283
Joint repurchase agreement (cost - $1,202,000)                1,202,000
                                                            -----------
                                                             73,597,283
                                                            -----------
Cash                                                                751
Foreign currency, at value (cost - $1,730,537)                1,727,694
Receivable for shares sold                                      223,470
Receivable for investments sold                                 895,255
Interest receivable                                                 350
Dividends receivable                                             97,440
Other Assets                                                      2,096
                                                            -----------
Total Assets                                                 76,544,339
-----------------------------------------------------------------------
Liabilities:
Payable for shares repurchased                                   19,182
Payable for foreign currency contracts sold                      64,907
Payable for investments purchased                             1,789,376
Foreign taxes payable                                            82,156
Payable to John Hancock Advisers, Inc.  and
affiliates - Note B                                             187,484
Accounts payable and accrued expenses                           108,329
                                                            -----------
Total Liabilities                                             2,251,434
-----------------------------------------------------------------------
Net Assets:
Capital paid-in                                             $70,785,736
Accumulated net realized gain on investments and
foreign currency transactions                                   210,044
Net unrealized appreciation of investments and
foreign currency transactions                                 3,485,502
Accumulated net investment loss                                (188,377)
                                                            -----------
Net Assets                                                  $74,292,905
-----------------------------------------------------------------------
Net Asset Value Per Share:
(Based on net asset values and shares of
beneficial interest outstanding - unlimited
number of shares authorized with no par
value, respectively)
Class A - $41,950,793 / 2,845,096                                $14.74
=======================================================================

Class B - $32,342,112 / 2,232,382                                $14.49
=======================================================================

Maximum Offering Price Per Share *
Class A - ($14.74 x 105.26%)                                     $15.52
=======================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended August 31, 1996
-----------------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding taxes of $98,605)      $1,099,280
Interest                                                        122,834
                                                            -----------
                                                              1,222,114
                                                            -----------
Expenses:
Investment management fee - Note B                              542,565
Distribution/service fee - Note B
Class A                                                         125,170
Class B                                                         260,971
Transfer agent fee - Note B                                     264,695
Custodian fee                                                   170,793
Registration and filing fees                                     64,657
Auditing fee                                                     31,500
Printing                                                         30,583
Financial services fees  - Note B                                 9,488
Trustees' fees                                                    5,337
Miscellaneous                                                     3,064
                                                            -----------
Total Expenses                                                1,508,823
-----------------------------------------------------------------------
Net Investment Loss                                            (286,709)
-----------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized gain on investments sold                           851,139
Net realized loss on foreign currency transactions             (366,268)
Change in net unrealized appreciation/depreciation
of investments                                                1,932,317
Change in net unrealized appreciation/depreciation
of foreign currency transactions                                 47,009
                                                            -----------
Net Realized and Unrealized
Gain on Investments and
Foreign Currency Transactions                                 2,464,197
-----------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                                    $2,177,488
=======================================================================

See notes to financial statements.





Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------
                                                                                               YEAR ENDED AUGUST 31,
                                                                                            ---------------------------
                                                                                                 1995            1996
                                                                                            -----------     -----------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                                                                            ($26,724)      ($286,709)
Net realized gain (loss) on investments sold and
foreign currency transactions                                                                  (808,993)        484,871
Change in net unrealized appreciation/depreciation
of investments and foreign currency transactions                                             (3,796,418)      1,979,326
                                                                                            -----------     -----------
Net Increase (Decrease) in Net Assets Resulting
 from Operations                                                                             (4,632,135)      2,177,488
                                                                                            -----------     -----------
Distributions to shareholders:
Distributions from net realized gain on
investments sold and foreign currency transactions
Class A - ($0.5482 and none  per
share, respectively)                                                                         (1,615,390)          --
Class B - ($0.5482 and none per
share, respectively)                                                                           (485,450)          --
                                                                                            -----------     -----------
Total Distributions to Shareholders                                                          (2,100,840)          --
                                                                                            -----------     -----------
From Fund Share Transactions - Net*                                                          (1,223,114)     20,330,528
                                                                                            -----------     -----------
Net Assets:
Beginning of period                                                                          59,740,978      51,784,889
                                                                                            -----------     -----------
End of period (including accumulated net
investment loss of none and $188,377,
respectively)                                                                               $51,784,889     $74,292,905
                                                                                            ===========     ===========

* Analysis of Fund Share Transactions:                                       YEAR ENDED AUGUST 31,
                                                            -----------------------------------------------------------
                                                                        1995                           1996
                                                            ---------------------------      --------------------------
                                                               SHARES          AMOUNT          SHARES          AMOUNT
                                                            -----------     -----------      ----------     -----------
CLASS A
Shares sold                                                   1,831,046     $25,781,273       5,439,721     $80,924,479
Shares issued to shareholders in reinvestment
of distributions                                                112,000       1,558,965           --              --
                                                            -----------     -----------      ----------     -----------
                                                              1,943,046      27,340,238       5,439,721      80,924,479
Less shares repurchased                                      (2,455,590)    (34,756,404)     (5,246,580)    (78,427,912)
                                                            -----------     -----------      ----------     -----------
Net increase (decrease)                                        (512,544)    ($7,416,166)        193,141      $2,496,567
                                                            ===========     ===========     ===========     ===========

CLASS B
Shares sold                                                   1,880,511     $26,138,987       3,821,397     $56,351,704
Shares issued to shareholders in reinvestment
of distributions                                                 31,341         434,079           --              --
                                                            -----------     -----------      ----------     -----------
                                                              1,911,852      26,573,066       3,821,397      56,351,704
Less shares repurchased                                      (1,481,266)    (20,380,014)     (2,618,144)    (38,517,743)
                                                            -----------     -----------      ----------     -----------
Net increase                                                    430,586      $6,193,052       1,203,253     $17,833,961
                                                            ===========     ===========     ===========     ===========

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold,reinvested and redeemed during the last two periods, along with the corresponding dollar values.

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

                                                                          YEAR ENDED AUGUST 31,
                                              ---------------------------------------------------------------------
                                                     1992          1993          1994          1995          1996
                                                   --------      --------      --------      --------      --------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning of Period                  $9.05         $8.87        $13.27        $15.88        $14.11
                                                   --------      --------      --------      --------      --------
Net Investment Income (Loss)                          (0.07)(2)     (0.11)(2)     (0.10)(2)      0.02(2)(3)   (0.02)(2)
Net Realized and Unrealized Gain (Loss)
on Investments and
Foreign Currency Transactions                         (0.11)         4.51          3.12         (1.24)         0.65
                                                   --------      --------      --------      --------      --------
Total from Investment Operations                      (0.18)         4.40          3.02         (1.22)         0.63
                                                   --------      --------      --------      --------      --------
Less Distributions:
Dividends from Net Realized Gain on
Investments Sold and
Foreign Currency Transactions                           --            --          (0.41)        (0.55)          --
                                                   --------      --------      --------      --------      --------
Total Distributions                                     --            --          (0.41)        (0.55)          --
                                                   --------      --------      --------      --------      --------
Net Asset Value, End of Period                        $8.87        $13.27        $15.88        $14.11        $14.74
                                                   ========      ========      ========      ========      ========

Total Investment Return at Net Asset
Value (4)                                             (1.99%)       49.61%        22.82%        (7.65%)        4.47%
Total Adjusted Investment Return at
Net Asset Value (4)(6)                                (5.57%)       48.31%          --            --            --

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)            $3,222       $14,568       $50,261       $37,417       $41,951
Ratio of Expenses to Average Net Assets**              2.73%         2.94%         2.43%         2.05%         1.97%
Ratio of Adjusted Expenses to Average
Net Assets (8)                                         6.31%         4.24%          --            --            --
Ratio of Net Investment Income (Loss)
to Average Net Assets                                 (0.82%)       (0.98%)       (0.66%)        0.13%(3)     (0.15%)
Ratio of Adjusted Net Investment Loss
to Average Net Assets (8)                             (4.40%)       (2.28%)         --            --            --
Portfolio Turnover Rate                                 179%          171%           68%           48%           73%
** Expense Reimbursement Per Share                    $0.31         $0.14           --            --            --
Average Brokerage Commission Rate (9)                   N/A           N/A           N/A           N/A        $.0183

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.


                                                     PERIOD    YEAR ENDED
                                                      ENDED    AUGUST 31,
                                                 AUGUST 31, ----------------------------
                                                    1994(1)           1995          1996
                                                   --------      --------      --------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning of Period                 $15.11        $15.84        $13.96
                                                   --------      --------      --------
Net Investment Income                                 (0.09)(2)     (0.09)(2)     (0.13)(2)
Net Realized and Unrealized Loss on
Investments and Foreign Currency
Transactions                                           0.82         (1.24)         0.66
                                                   --------      --------      --------
Total from Investment Operations                       0.73         (1.33)         0.53
                                                   --------      --------      --------
Less Distributions:
Dividends from Net Realized Gain on
Investments Sold and Foreign Currency
Transactions                                            --          (0.55)          --
                                                   --------      --------      --------
Total Distributions                                     --          (0.55)          --
                                                   --------      --------      --------
Net Asset Value, End of Period                       $15.84        $13.96        $14.49
                                                   ========      ========      ========

Total Investment Return at Net Asset Value (4)         4.83%(5)     (8.38%)        3.80%

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)            $9,480       $14,368       $32,342
Ratio of Expenses to Average Net Assets                3.00%(7)      2.77%         2.64%
Ratio of Net Investment Loss to Average
Net Assets                                            (1.40%)(7)    (0.66%)       (0.86%)
Portfolio Turnover Rate                                  68%           48%           73%
Average Brokerage Commission Rate (9)                   N/A           N/A        $.0183

(1) Class B shares commenced operations on March 7, 1994.
(2) Based on average of shares outstanding at the end of each month.
(3) May not accord to amounts shown elsewhere in the financial statements due to the timing of sales and repurchases of fund shares in relation to fluctuating market values of the investments of the fund.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

See notes to financial statements.





The Schedule of Investments is a complete list of all securities owned by the Pacific Basin
Equities Fund on August 31, 1996. It's divided into three main categories: common stocks, warrants and short-term investments. Common stocks are further broken down by country.
Short-term investments, which represent the Fund's "cash" position, are listed last.

Schedule of Investments
August 31, 1996
------------------------------------------------------------------------------------------
                                                                   NUMBER OF        MARKET
ISSUER, DESCRIPTION                                                   SHARES         VALUE
---------------------------------                            ---------------      --------
COMMON STOCKS
Australia (6.23%)
Broken Hill Proprietary Co., Ltd.
(Diversified Operations)                                              80,000    $1,089,787
Hoyts Cinemas Group. (Leisure)*                                      203,200       400,259
Lihir Gold Ltd.* (Metal)                                             320,000       632,861
National Australia Bank  Ltd.
(Banks - Foreign)                                                    110,000     1,072,937
WMC Ltd. (Metal)                                                     150,000     1,044,221
Woodside Petroleum Ltd. (Oil & Gas)                                   65,000       386,164
                                                                                ----------
                                                                                 4,626,229
                                                                                ----------
Hong Kong (17.86%)
Asia Satellite Telecommunications
Holdings Ltd. (Telecommunications)*                                  100,000       261,899
Asia Satellite Telecommunications
Holdings Ltd., American
Depositary Receipts (ADR),
(Telecommunications)*                                                  7,600       199,500
Bank of East Asia, Ltd. (Banks - Foreign)                            304,219     1,103,640
Cheung Kong (Holdings) Ltd.
(Real Estate Operations)                                             235,000     1,648,829
Great Eagle Holdings Ltd.
(Real Estate Operations)                                             250,000       724,263
HSBC Holdings Ltd. (Banks - Foreign)                                 154,000     2,658,950
Hutchison Whampoa  Ltd.
(Diversified Operations)                                             299,000     1,809,777
New World Development Co., Ltd.
(Real Estate Operations)                                             200,000       969,995
Sun Hung Kai Properties Ltd.
(Real Estate Operations)                                             140,000     1,367,046
Swire Pacific Ltd.
(Diversified Operations)                                             121,000     1,075,886
Wharf Holdings Ltd.
(Real Estate Operations)                                             240,000       906,363
Wheelock & Co., Ltd.
(Diversified Operations)                                             268,000       540,714
                                                                                ----------
                                                                                13,266,862
                                                                                ----------
Indonesia (1.52%)
PT Bank International Indonesia
(Banks - Foreign)                                                    218,484       508,319
PT Indonesian Satellite ADR
(Telecommunications)                                                  20,000       625,000
                                                                                ----------
                                                                                 1,133,319
Japan (29.39%)                                                                  ----------
Bank of Tokyo-Mitsubishi, Ltd.
(Banks - Foreign)                                                     33,000       671,176
Canon Inc. (Office)                                                   71,000     1,319,897
Fanuc Ltd. (Machinery)                                                 7,000       255,752
Itochu Corp. (Diversified Operations)                                120,000       727,775
Jusco Co., Ltd. (Retail)                                              27,000       800,110
Marui Co., Ltd. (Retail)                                              49,000       960,519
Matsushita Electric Industrial Co., Ltd.
(Electronics)                                                        104,000     1,751,518
Minebea Co., Ltd. (Machinery)                                        155,000     1,295,233
Mitsubishi Estate Co., Ltd.
(Real Estate Operations)                                              72,000       881,281
Mitsubishi Heavy Industries, Ltd.
(Machinery)                                                           53,000       418,986
Mitsui Home Co., Ltd. (Building)                                      34,000       488,128
NKK Corp. (Steel)*                                                   180,000       475,428
Nomura Securities Co., Ltd. (Finance)                                 69,000     1,200,166
NTT Data Corp. (Formerly NTT Data
Communications Systems Co.
(Computers)                                                               63     1,930,701
Rohm Co., Ltd. (Electronics)                                           8,000       479,293
Sharp Corp. (Electronics)                                             64,000     1,013,068
Sony Corp. (Electronics)                                              31,000     1,945,702
Sumitomo Electric Industries, Ltd.
(Electronics)                                                         68,000       901,160
Toho Titanium Co., Ltd. (Metal)*                                      86,000     1,638,321
Toshiba Corp. (Electronics)                                          155,000     1,001,380
Toyota Motor Corp.
(Automobile / Trucks)                                                 70,000     1,687,834
                                                                                ----------
                                                                                21,843,428
                                                                                ----------
Malaysia (10.98%)
DCB Holdings Berhad (Banks - Foreign)                                394,000     1,201,123
Hicom Holdings Berhad
(Diversified Operations)                                             270,000       752,707
Malaysia (continued)
Magnum Corp. Berhad (Leisure)                                        500,000       810,269
Malakoff Berhad (Energy)                                              86,000       396,711
Malaysian Resources Corp. Berhad
(Diversified Operations)                                             280,000       887,284
MBF Capital Berhad (Finance)                                         316,000       451,247
Resorts World Berhad (Leisure)                                       250,000     1,363,819
Sime Darby Berhad
(Diversified Operations)                                             300,000     1,016,847
United Engineers Ltd. (Building)                                     180,000     1,277,978
                                                                                ----------
                                                                                 8,157,985
                                                                                ----------
New Zealand (1.60%)
Telecom Corporation of New Zealand
(Telecommunications)                                                 248,000     1,186,496
                                                                                ----------
Philippine Islands (3.39%)
Manila Electric Co. (B Shares) (Utilities)                            93,340       716,218
Philippine Long Distance Telephone Co.
(ADR) (Utilities)                                                     12,500       748,438
Pilipino Telephone Corp.
(Telecommunications)*                                                800,000     1,053,636
                                                                                ----------
                                                                                 2,518,292
                                                                                ----------
Singapore (10.83%)
Cycle & Carriage Ltd.
(Automobile / Trucks)                                                 60,000       575,693
DBS Land Ltd. (Real Estate Operations)                               250,000       831,557
Fraser & Neave Ltd. (Beverages)                                       97,000       978,962
Jardine Matheson Holdings Ltd.
(Diversified Operations)                                             130,000       819,000
Keppel Corp. Ltd.
(Diversified Operations)                                             160,000     1,216,773
Oversea-Chinese Banking Corp.
(Banks - Foreign)                                                     93,500     1,123,063
Singapore Airlines Ltd. (Transport)                                  100,000     1,058,991
United Overseas Bank Ltd.
(Banks - Foreign)                                                    150,000     1,439,232
                                                                                ----------
                                                                                 8,043,271
                                                                                ----------
South Korea (4.76%)
Korea Electric Power Corp. (Utilities)                                22,000       671,346
Korea Electric Power Corp.
(ADR) (Utilities)                                                     30,000       637,500
Korea Exchange Bank (Banks - Foreign)                                 39,800       429,942
South Korea (continued)
Korea Mobile Telecommunications
(ADR) (Telecommunications)                                            49,700       795,200
Pohang Iron & Steel Co., Ltd. (Steel)                                  9,000       537,199
Samsung Electronics Co. (Electronics)                                  4,656       362,591
Samsung Electronics Co. (New Shares)
(Electronics)*                                                         1,403       104,294
                                                                                ----------
                                                                                 3,538,072
                                                                                ----------
Taiwan (2.51%)
ROC Taiwan Fund (Finance)                                             75,000       825,000
Taiwan Fund, Inc. (Finance)                                           44,200     1,038,700
                                                                                ----------
                                                                                 1,863,700
                                                                                ----------
Thailand (8.34%)
Bangkok Bank (Banks - Foreign)                                       112,000     1,416,321
Electricity Generating Public Co., Ltd.
(Utilities)                                                          230,000       681,683
Finance One Public Co., Ltd. (Finance)                               109,500       540,901
Italian-Thai Development Public Co., Ltd.
(Building)                                                            64,000       526,062
Krung Thai Bank Public Co., Ltd.
(Banks - Foreign)                                                    128,800       554,799
Land & House Public Co., Ltd.
(Real Estate Operations)                                              53,000       762,379
Shinawatra Computer and Communication
Public Co., Ltd. (Telecommunications)                                 57,000       882,988
Siam City Bank (Banks - Foreign)                                     420,000       829,876
                                                                                ----------
                                                                                 6,195,009
                                                                                ----------
                          TOTAL COMMON STOCKS
                           (Cost  $68,775,324)                       (97.41%)   72,372,663
                                                                                ----------
WARRANT
Malaysia (0.03%)
Renong Berhad (Diversified Operations)                                54,750        22,620
                                                                      ------    ----------
                                TOTAL WARRANT
                               (Cost  $14,742)                        (0.03%)       22,620
                                                                      ------    ----------
             TOTAL COMMON STOCKS AND WARRANT
                            (Cost $68,770,066)                       (97.44%)   72,395,283
                                                                      ------    ----------


                                                    INTEREST       PAR VALUE        MARKET
ISSUER, DESCRIPTION                                     RATE  (000'S OMITTED)        VALUE
-----------------------------------------------  -----------     -----------   -----------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.62%)
Investment in a joint repurchase
agreement transaction with
SBC Capital Markets Inc.,
Dated 08-30-96, Due
09-03-96 (secured by
U.S. Treasury Notes, 7.50%
Due 12-31-96 and by
U.S. Treasury Bond
8.125% due 08-15-21)
Note A                                                  5.26%         $1,202    $1,202,000
                                                                                ----------
                  TOTAL SHORT-TERM INVESTMENTS                        (1.62%)   $1,202,000
                                                                      ------    ----------
                            TOTAL INVESTMENTS                        (99.06%)   73,597,283
                                                                      ======    ==========

*Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





Industry Diversification
August 31, 1996 (Unaudited)
-----------------------------------------------------------------------------------
The Fund primarily invests in securities issued by companies of other countries, primarily in the Pacific Basin region. The performance of the Fund is closely tied to the economic conditions within the countries it invests. The concentration of investments by country for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by various industry groups. The table below shows the percentages of the Fund's investments at August 31, 1996 assigned to the various investment categories.

                                         MARKET VALUE
                                        OF SECURITIES
                                               AS A %
INVESTMENT CATEGORIES                   OF NET ASSETS
-----------------------------------------------------
Agriculture Operations                          0.90%
Auto/Trucks                                     3.05
Banks-Foreign                                  16.61
Beverages                                       1.32
Building                                        3.09
Computers                                       2.60
Diversified Operations                         13.40
Electronics                                    10.17
Energy                                          0.53
Finance                                         5.46
Leisure & Recreation                            3.46
Machinery                                       2.65
Metals                                          4.46
Office                                          1.78
Oil & Gas                                       0.52
Real Estate Operations                         10.89
Retail                                          2.37
Steel                                           1.36
Telecommunications                              6.74
Transportation                                  1.43
Utilities                                       4.65
Short-Term Investments                          1.62
                                             --------
     TOTAL INVESTMENTS                         99.06%
                                             ========

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds - Pacific Basin Equities Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series portfolios: John Hancock Pacific Basin Fund (the "Fund"), John Hancock Global Rx Fund and John Hancock Global Marketplace Fund. On May 21, 1996, the Board of Directors voted to change the fiscal period end from August 31 to October 31. This change is effective October 31, 1996. The Fund's investment objective is to seek long-term growth of capital by investing primarily in a diversified portfolio of stocks of companies located in countries bordering the Pacific Ocean.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses subject to the approval of the Trustees may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan, have exclusive voting rights to that distribution plan. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities may be treated as ordinary income even though such items are gains and losses for accounting purposes. For federal income tax purposes, the Fund has net capital losses of $258,284 attributable to security transactions incurred after October 31, 1995, which are treated as arising on the first day (September 1, 1996) of the Fund's next taxable year.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities purchased from either the date of issue to the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

Open forward foreign currency exchange contracts to sell at August 31, 1996 are as follows:

                     PRINCIPAL AMOUNT     EXPIRATION    UNREALIZED
CURRENCY:         COVERED BY CONTRACT:      MONTH     DEPRECIATION
---------         -------------------    -----------  ------------
Australian Dollar      4,780,000            Oct 96      ($64,907)



NOTE B --
MANAGEMENT FEE, AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

The Adviser is solely responsible for advising the Fund with respect to investments in the United States and Canada.

The Fund and the Adviser also have a sub-investment management contract with John Hancock Advisers International Limited (the "Sub-Adviser"), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser, subject to the review of the Trustees and overall supervision of the Adviser, provides the Fund with investment management services and advice with respect to that portion of the Fund's assets invested in countries other than the United States and Canada. The Adviser and Indosuez Asia Advisers Limited ("IAAL") have a second subadvisory contract. Pursuant to such contract, IAAL will serve as co-subadviser to the Fund with the Sub-Adviser. IAAL provides additional expertise in Asian and Pacific Basin countries.

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000. The Adviser pays the Sub-Adviser a quarterly management fee equivalent, on an annual basis, to the sum of (a) 0.50% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.4375% of the Fund's average daily net asset value in excess of $200,000,000. As of September 1, 1994, the Sub-Adviser has waived all but 0.05% of their fee. The Adviser pays IAAL quarterly a subadvisory fee at the annual rate of (a) 0.30% of the first $100,000,000 of the Fund's average daily net assets managed by IAAL plus (b) 40% percent of the gross management fee received by the Adviser pursuant to the investment management contract with respect to the Fund's average daily net assets in excess of $100,000,000 which are managed by IAAL (the rate increases to 50% on net assets in excess of $250,000,000).

In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended August 31, 1996, net sales charges received with regard to sales of Class A shares amounted to $354,754. Out of this amount, $50,352 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $157,947 was paid as sales commissions to unrelated broker-dealers and $146,455 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended August 31, 1996, contingent deferred sales charges paid to JH Funds amounted to $77,380.

In addition, to reimburse JH Funds for the services it provides as distributors of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses at an annual rate not exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution/service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. Prior to October 1, 1995, the Fund paid transfer agent fees as a class specific expense based on the number of shareholder accounts and certain out-of-pocket expenses. For the one month ended September 30, 1995 the transfer agent expense, calculated as a class specific expense, was $10,272 for Class A and $5,657 for Class B, respectively. Effective October 1, 1995, transfer agent expense is a fund expense.

On March 5, 1996, the Board of Trustees approved retroactively to
January 1, 1996, an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of each Fund.

Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The Adviser owns 10,000 Class A shares of beneficial interest of the Fund. Trustee Edward J. Boudreau, Jr. is Managing Director of the Sub-Adviser. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At August 31, 1996, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $211.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended August 31, 1996 aggregated $65,102,104 and $44,539,614, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended August 31, 1996.

The cost of investments owned at August 31, 1996 (including the joint repurchase agreement) for federal income tax purposes was $69,992,072. Gross unrealized appreciation and depreciation of investments aggregated $6,775,878 and $3,170,582, respectively, resulting in net unrealized appreciation of $3,605,296.

NOTE D--
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the period ended August 31, 1996, the Fund has reclassified amounts to reflect an increase in accumulated net realized gain investments of $410,161, a decrease in accumulated net investment loss of $98,332 and a decrease in capital paid-in of $508,493. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share excludes these adjustments.



REPORT OF INDEPENDENT AUDITORS
To the Shareholders of John Hancock Pacific Basin Equities Fund and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Pacific Basin Equities Fund (the "Fund") (a portfolio of John Hancock World Fund) at August 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Boston, Massachusetts

October 9, 1996

TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during the fiscal year ended August 31, 1996.

The Fund has not paid any distributions of ordinary income dividends or net long-term capital gains during the fiscal year ended August 31, 1996. It is anticipated that there will be a distribution from sales of securities to shareholders of record on December 23, 1996 and payable December 30, 1996. Shareholders will receive a 1996 U.S. Treasury Department Form 1099-DIV in January 1997 representing their proportionate share.

None of the distributions qualify for the dividends received deduction available to corporations.



SHAREHOLDER MEETING (UNAUDITED)

On July 18, 1996, a special meeting of John Hancock Pacific Basin
Equities Fund (the "Fund") was held.

The Shareholders approved a new Subadvisory Agreement between the Fund and Indosuez Asia Advisers Limited. The shareholder votes were 2,309,848 FOR, 78,813 AGAINST and 248,160 ABSTAINING.

The Shareholders elected the following Trustees with the votes as indicated:

NAME OF TRUSTEE                 FOR             WITHHELD
---------------            -----------      ----------------
Dennis S. Aronowitz         3,080,593           83,522
Edward J. Boudreau, Jr.     3,079,554           84,561
Richard P. Chapman, Jr.     3,083,006           81,109
William J. Cosgrove         3,082,112           82,003
Douglas M. Costle           3,080,167           83,948
Leland O. Erdahl            3,080,384           83,731
Richard A. Farrell          3,082,364           81,751
Gail D. Fosler              3,083,320           80,795
William F. Glavin           3,081,355           82,760
Anne C. Hodsdon             3,084,015           80,100
Dr. John A. Moore           3,082,112           82,003
Patti McGill Peterson       3,080,832           83,283
John W. Pratt               3,080,603           83,513
Richard S. Scipione         3,081,101           83,014
Edward J. Spellman          3,080,926           83,189



NOTES

John Hancock Funds - Pacific Basin Equities Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



NOTES

John Hancock Funds - Pacific Basin Equities Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



NOTES

John Hancock Funds - Pacific Basin Equities Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603


Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75


This report is for the information of shareholders of the John
Hancock Pacific Basin Equities Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with caption "Printed on
Recycled Paper."                                      5800A 8/96
                                                           10/96





                            John Hancock Funds

                                  Global
                                Marketplace
                                   Fund

                              Annual Report

                             August 31, 1996



TRUSTEES

Edward J. Boudreau, Jr.
Dennis S. Aronowitz*
Richard P. Chapman, Jr.*
William J. Cosgrove*
Douglas M. Costle*
Leland O. Erdahl*
Richard A. Farrell*
Gail D. Fosler*
William F. Glavin*
Anne C. Hodsdon
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt*
Richard S. Scipione
Edward J. Spellman*
*Members of the Audit Committee

OFFICERS

Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and Compliance Officer

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT

John Hancock Investor Services Corporation
P.O. Box 9116
Boston, Massachusetts 02205-9116

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr
60 State Street
Boston, Massachusetts 02109

INDEPENDENT AUDITORS

Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110



A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief
Executive Officer, flush right, next to second paragraph.

CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

Since late 1994, prospectus simplification has been a major topic in the mutual fund industry. At that time, Securities and Exchange
Commission Chairman Arthur Levitt called on fund companies to make their prospectuses more user-friendly. He noted that prospectuses are often overloaded with technical detail and are hard for most investors to understand. Many industry observers agreed, and rightly so.

So it is my pleasure to let you know that after being under development for a year, John Hancock Funds has introduced new simplified and consolidated prospectuses. The prospectuses feature shorter, clearer language with a streamlined design, and they incorporate several funds with similar investment objectives into one document. They cover our income, growth, growth and income, tax-free income, international/global and money market funds. We are gratified at the favorable reviews that our new prospectuses have received from shareholders, financial advisers, industry analysts and the press. We believe they are a bold but sensible step forward. And while they are easier to read, they still comply with all federal and state guidelines.

We have taken the initiative to create a prospectus that dramatically departs from the norm. Among its most innovative features is a two-page spread highlighting each fund's goals and investment strategy, the types of securities it buys, its portfolio management and risk factors, all in plainer language. Fund expenses and financial highlights are now found here, too, as is a new bar chart that shows year-to-year volatility for each fund. Other features include a better presentation of fund services, a new glossary of investment risks and a discussion about how funds are organized, including a diagram showing the connection of the various players that provide services to your Hancock fund(s).

We believe we have made a significant advancement in the drive toward better mutual fund prospectuses. We hope you will agree because in the end, we did it for you, our shareholders.

Sincerely,

/S/EDWARD J. BOUDREAU, JR.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER



By Bernice S. Behar, CFA, Portfolio Manager

John Hancock
Global Marketplace Fund

Retailers with innovative or unique characteristics boost performance amid weak environment

Not all retail stocks are created equally. At no time was this inequality more evident than during the past 12 months. For most of the year, consumer confidence continued to improve and so did retail sales numbers. During a brief period in the first quarter of 1996, even those traditional retailers became the darlings of the stock market. But eventually, investors came to the conclusion that many apparel makers, department stores and chains would continue to buckle under the almost unbearable weight of their own plenitude. Granted, the year was witness to some consolidation of chains and closing of stores. Even so, the U.S. continues to harbor a glut of retail space. Generally speaking, only those "traditional" retailers who catered to an affluent consumer, sold computer-related products or occupied a unique niche were able to emerge as winners in an otherwise lackluster year.

"For most of
the year,
consumer
confidence
continued to
improve..."

A 2" x 3 1/2" photo of Fund management team at bottom right. Caption reads: "Bernice Behar and Fund management team members William Maffie
(l) and Robert Hallisey (r)".

The last year has also seen the continued emergence of a new breed of retailers who use various but non-traditional methods to distribute products and services. Many of these companies benefited from the rise in consumer spending as they swiped market share away from their more traditional competitors. And despite the woes plaguing the traditional retailers, some of the companies who provide security and transaction processing services to the industry performed quite well. The Fund's focus on this new breed -- companies that have expanded the definition of "retail" with unique products or services and those using innovative distribution, sales and marketing methods -- caused it to significantly outperform its peers and benchmarks in the last 12 months.



Chart with heading "Top Five Common Stock Holdings" at top of left hand column. The chart lists five holdings: 1) CompUSA 2.3% 2) Family Golf Centers 2.1% 3) Mossimo 2.1% 4) Cost Plus 2.0% 5) PetSmart 1.9%. A footnote below reads "As a percentage of net assets on August 31, 1996."

"Some of our
non-apparel
retail chains
also topped
our best
performing
list."

A look at performance

For the year ended August 31, 1996, the Fund's Class A shares posted a total return of 31.94% at net asset value. The Fund's Class B shares, which began on January 22, 1996, had a total return of 26.28%, at net asset value, through August 31, 1996. By comparison, the average global fund returned 11.93% for the same-year period, according to Lipper Analytical Services1, and the Standard & Poor's Retail Index returned 18.98%. Please see pages six and seven for longer-term performance information.

Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investment"; the header for the right column is "Recent performance ... and what's behind the numbers." The first listing is CompUSA followed by an up arrow and the phrase "Healthy PC demand boosts sales." The second listing is Gucci Group followed by an up arrow and the phrase "Improved marketing of high-profile products." The third listing is Authentic Fitness followed by a down arrow and the phrase "Uncertainty over future with Warnaco." Footnote below reads:
"See "Schedule of Investments." Investment holdings are subject to change."

Niche players dominate

During the 1990s, many affluent Americans have enjoyed the riches generated by one of the greatest extended bull markets in stock market history. And high-end retailers catering to their affluent clients have been one of the prime beneficiaries of that growing wealth. That trend helps explain why Gucci Group -- which designs, produces and distributes leather goods, scarves, ties and other apparel -- was one of the Fund's best performers. But that's not the entire story. The Italian-based retailer has made impressive gains in marketing and distributing what is arguably one of the best-known brands throughout the world. In addition to opening a number of its own new stores this year, the company has struck agreements with Neiman Marcus and Saks Fifth Avenue to distribute its goods. Speaking of Saks, its holding company Saks Group was also a leading performer for the Fund, boosted by its strong sales of high-end apparel.

Our apparel stocks turned in mixed performance. Tommy Hilfiger was on the winning side as its brand of casual clothing became an increasingly popular choice among young and older men alike. The company recently launched its women's wear division to strong reviews. Similarly, Chaifa, a Hong Kong-based retailer that sells Playboy and Garfield apparel, benefited from the growing middle class consumer group in that region. Authentic Fitness, on the other hand, proved to be a disappointment. This manufacturer of swimwear and activewear got into a protracted legal battle with one of its largest shareholders. To avoid the pain of further legal haggling between the two, we eliminated the stock from our holdings.



Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For Class A shares and the average global fund, returns are for the year ended August 31, 1996. For Class B shares, return is from January 22, 1996 through August 31, 1996." The chart is scaled in increments of 5% from bottom to top, with 35% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 31.94% total return for the John Hancock Global Marketplace Fund: Class A. The second represents the 26.28% total return for the John Hancock Global Marketplace Fund: Class B. The third represents the 11.93% total return for the Average global fund. A footnote below reads: "The total returns for John Hancock Global Marketplace Fund are at net asset value with all distributions reinvested. The average global fund is tracked by Lipper Analytical Services. (1) See following two pages for historical performance information."


Some of our non-apparel retail chains also topped our best performing list. PetSmart continued to take a pit bull-sized bite out of the pet supply market. And the Fund took profits on its Orchard Supply Hardware stock when that company was taken over by Sears.

Technology-related stocks compute big gains

Our holdings in domestic and foreign computer retailers also enjoyed strong gains throughout the year. CompUSA, the U.S.'s leading computer retailer, continued to benefit from strong demand for personal computers. Overseas, Dixons -- which is a U.K.-based likeness of CompUSA -- continued to benefit from rapidly growing demand for personal computers in that region.

Like most of corporate America, retailers are increasingly looking for ways to do business more efficiently. That trend has benefited HNC Software, which develops and produces software that helps detect credit- and debit-card fraud, manage retail inventory and control merchant risk. And Ultrack, which has developed a relatively inexpensive way for retailers to do electronic surveillance in each aisle of a store, has performed well during the past year.

"...we'll focus
on retailers
that offer
unique
products or
services..."

What's in store

With the amount of retail space so overly abundant given our needs, many traditional retailers will continue to struggle well into the next decade, so we'll focus on retailers that offer unique products or services or dominate specialized areas, and those that can continue to take market share in their niches.

-----------------------------------------------------------------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Global Marketplace Fund. Total return is a performance measure that equals the sum of all income and capital gains dividends, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 5% for Class A shares. The effect of the maximum contingent sales charge for Class B shares (5% and declining to 0% over six years) is included in Class B performance. Performance is affected by a 12b-1 plan, which commenced on September 29, 1994 and January 22, 1996 for Class A and B shares, respectively. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

CUMULATIVE TOTAL RETURNS

For the period ended June 30, 1996
                                                       ONE     LIFE OF
                                                      YEAR        FUND
                                                   -------   ---------
John Hancock Global Marketplace Fund: Class A        44.87%  75.53%(1)
John Hancock Global Marketplace Fund: Class B          N/A   25.71%(2)

AVERAGE ANNUAL TOTAL RETURNS

For the period ended June 30, 1996
                                                       ONE     LIFE OF
                                                      YEAR        FUND
                                                   -------   ---------
John Hancock Global Marketplace Fund: Class A        44.87%  37.92%(1,3)
John Hancock Global Marketplace Fund: Class B(3)       N/A   25.71%(2)


Notes to Performance

(1) Class A shares started on September 29, 1994.

(2) Class B shares started on January 22, 1996.

(3) Effective September 29, 1994, the Adviser has voluntarily undertaken to limit the Fund's expenses, including the management fee (but not including the transfer agent fee and the 12b-1 fee) to 0.90% of the Fund's daily net asset value. Without the limitations of expenses, the average annual total return for the one-year period and since inception would have been 43.16% and 33.12% for Class A shares, respectively. For Class B shares, the total return for the period ended would have been 24.98%.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in John Hancock Global Marketplace Fund would be worth on August 31, 1996, assuming you invested on the day each class of shares started and have reinvested all distributions. For comparison, we've shown the same $10,000 investment in both the Standard & Poor's 500 Stock Index and the Morgan Stanley World Index. The Standard & Poor's 500 Stock Index is an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance. The Morgan Stanley World Index is an unmanaged index that measures the performance of a diverse range of global stock markets.

Global Marketplace Fund
Class A shares

Line chart with the heading Global Marketplace Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines.

The first line represents the value of the hypothetical $10,000 investment made in the Global Marketplace Fund on September 29, 1994, before sales charge, and is equal to $17,892 as of August 31, 1996. The second line represents the Global Marketplace Fund after sales charge and is equal to $16,993 as of August 31, 1996. The third line represents the value of the Standard & Poor's 500 Stock Index and is equal to $14,776 as of August 31, 1996. The fourth line represents the value of the Morgan Stanley World Index and is equal to $12,632.


Global Marketplace Fund
Class B shares

Line chart with the heading Global Marketplace Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are four lines.

The first line represents the value of the hypothetical $10,000 investment made in the Global Marketplace Fund on January 22, 1996, before sales charge, and is equal to $12,628 as of August 31, 1996. The second line represents the Global Marketplace Fund after sales charge and is equal to $12,128 as of August 31, 1996. The third line represents the value of the Standard & Poor's 500 Stock Index and is equal to $10,745 as of August 31, 1996. The fourth line represents the value of the Morgan Stanley World Index and is equal to $10,477.




The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on August 31, 1996. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
August 31, 1996
------------------------------------------------------------------------
Assets:
Investments at value - Note C:
Common stocks (cost - $37,162,180)                           $38,369,420
                                                             -----------
Cash                                                             483,179
Foreign currency, at value (cost - $2,240)                         2,235
Receivable for shares sold                                       623,145
Receivable from John Hancock Advisers, Inc. -
Note B                                                           123,900
Receivable for investments sold                                  802,927
Dividends receivable                                              15,040
Foreign tax receivable                                             2,073
Deferred organization expenses - Note A                            4,468
                                                             -----------
Total Assets                                                  40,426,387
------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                              1,003,978
Payable for shares repurchased                                    19,291
Accounts payable and accrued expenses                            191,173
                                                             -----------
Total Liabilities                                              1,214,442
------------------------------------------------------------------------
Net Assets:
Capital paid-in                                              $38,811,759
Accumulated net realized loss on investments and
foreign currency transactions                                   (807,128)
Net unrealized appreciation of investments and
foreign currency transactions                                  1,207,314
                                                             -----------
Net Assets                                                   $39,211,945
========================================================================

Net Asset Value Per Share:
(Based on net asset values and shares of
beneficial interest outstanding - unlimited
number of shares authorized with no par
value, respectively)
Class A - $16,966,067 / 1,119,479                                 $15.16
========================================================================

Class B - $22,245,878 / 1,474,058                                 $15.09
========================================================================

Maximum Offering Price Per Share *
Class A - ($15.16 x 105.26%)                                      $15.96
========================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended August 31, 1996
------------------------------------------------------------------------
Investment Income:
Interest                                                         $44,926
Dividends (net of foreign withholding taxes of $4,847)            41,556
                                                             -----------
                                                                  86,482
                                                             -----------
Expenses:
Investment management fee - Note B                                79,077
Registration and filing fees                                      66,454
Distribution/service fee - Note B
Class A                                                           14,626
Class B                                                           50,092
Custodian fee                                                     59,574
Auditing fee                                                      30,030
Transfer agent fee - Note B                                       24,624
Printing                                                          21,071
Legal fees                                                         3,458
Financial services fee - Note B                                    1,805
Organization expense - Note A                                      1,457
Miscellaneous                                                        502
Trustees' fees                                                       311
                                                             -----------
Total Expenses                                                   353,081
------------------------------------------------------------------------
Less Expenses Reimbursable
by John Hancock Advisers,
Inc. - Note B                                                   (174,778)
                                                             -----------
Net Expenses                                                     178,303

Net Investment Loss                                              (91,821)
------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized loss on investments sold                           (794,705)
Net realized loss on foreign currency transactions                (7,413)
Change in net unrealized appreciation/depreciation
 of investments                                                1,009,133
Change in net unrealized appreciation/depreciation
 of foreign currency transactions                                     78
                                                             -----------
Net Realized and Unrealized
Gain on Investments and
Foreign Currency Transactions                                    207,093
------------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                                       $115,272
========================================================================

See notes to financial statements.





Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
                                                                                       FOR THE PERIOD
                                                                                     SEPTMEBER 29, 1994
                                                                                        (COMMENCEMENT
                                                                                       OF OPERATIONS) TO     YEAR ENDED
                                                                                        AUGUST 31, 1995   AUGUST 31, 1996**
                                                                                         ------------      ------------
Increase (Decrease) In Net Assets:
From Operations:
Net investment income (loss)                                                                     $321          ($91,821)
Net realized loss on investments sold and foreign
currency transactions                                                                         (12,743)         (802,118)
Change in net unrealized appreciation/depreciation of
investments and foreign currency transactions                                                 198,103         1,009,211
                                                                                            ---------       -----------
Net Increase in Net Assets Resulting from Operations                                          185,681           115,272
                                                                                            ---------       -----------
Distributions to Shareholders:
Dividends from net investment income
Class A - ($0.0133 per share)                                                                    (803)           --
                                                                                            ---------       -----------
Dividends in excess of net investment income
Class A - ($0.0140 per share)                                                                    (844)           --
                                                                                            ---------       -----------
Total Distributions                                                                            (1,647)           --
                                                                                            ---------       -----------
From Fund Share Transactions - Net*                                                            27,566        38,385,073
                                                                                            ---------       -----------
Net Assets:
Initial Investment by John Hancock Advisers, Inc. -
Note A / Beginning of period                                                                  500,000           711,600
                                                                                            ---------       -----------
End of period                                                                                $711,600       $39,211,945
                                                                                            =========       ===========

* Analysis of Fund Share Transactions:                            FOR THE PERIOD
                                                                 SEPTEMBER 29, 1994
                                                                   (COMMENCEMENT
                                                                 OF OPERATIONS) TO                  YEAR ENDED
                                                                  AUGUST 31, 1995                AUGUST 31, 1996
                                                         ----------------------------    ------------------------------
                                                             SHARES          AMOUNT          SHARES            AMOUNT
                                                         ------------    ------------    ------------      ------------
Class A
Shares sold                                                     4,064         $36,313       1,349,557       $20,373,589
Shares issued to shareholders in reinvestment
of distributions                                                    5              44           --               --
                                                               ------        --------       ---------       -----------
                                                                4,069         $36,357       1,349,557       $20,373,589
Less shares repurchased                                          (947)         (8,791)       (292,024)       (4,386,051)
                                                               ------        --------       ---------       -----------
Net increase                                                    3,122          27,566       1,057,533       $15,987,538
                                                                                            =========       ===========

Initial Investment by John Hancock
Advisers, Inc. - Note A                                        58,824         500,000
                                                               ------        --------
Net increase and shares outstanding end of
period                                                         61,946        $527,566
                                                               ======        ========

Class B **
Shares sold                                                                                 1,569,827       $23,824,449
Less shares repurchased                                                                       (95,769)       (1,426,914)
                                                                                            ---------       -----------
Net increase                                                                                1,474,058       $22,397,535
                                                                                            =========       ===========

** Class B commenced operations on January 22, 1996.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the commencement of operations. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and redeemed during the last two periods, along with the corresponding dollar value.

See notes to financial statements.





Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
-------------------------------------------------------------------------------------------------------
                                                                    FOR THE PERIOD
                                                                   SEPTEMBER 29, 1994
                                                                   (COMMENCEMENT OF
                                                                      OPERATIONS)         YEAR ENDED
                                                                 TO AUGUST 31, 1995    AUGUST 31, 1996
                                                                -------------------   -----------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning of Period                                      $8.50(1)          $11.49
                                                                        -------            -------
Net Investment Income (Loss)                                               0.01(2)           (0.08)(2)
Net Realized and Unrealized Gain on Investments and
Foreign Currency Transactions                                              3.01               3.75
                                                                        -------            -------
Total from Investment Operations                                           3.02               3.67
                                                                        -------            -------
Less Distributions:
Dividends from Net Investment Income                                      (0.01)               --
Distributions in Excess of Net Investment Income                          (0.02)               --
                                                                        -------            -------
Total Distributions                                                       (0.03)               --
                                                                        -------            -------
Net Asset Value, End of Period                                           $11.49             $15.16
                                                                        =======            =======

Total Investment Return at Net Asset Value (5)                            35.61%(4)          31.94%
Total Adjusted Investment Return at Net Asset Value (5)(6)                28.69%(4)          29.69%

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)                                  $712            $16,966
Ratio of Expenses to Average Net Assets                                    1.50%*             1.45%
Ratio of Adjusted Expenses to Average Net Assets (3)                       9.00%*             3.70%
Ratio of Net Investment Income (Loss) to Average Net Assets                0.06%*            (0.57%)
Ratio of Adjusted Net Investment Loss to
Average Net Assets (3)                                                    (7.44%)*           (2.82%)
Portfolio Turnover Rate                                                      63%                52%
Average Broker Commission Rate (7)                                          N/A              $0.01
Fee Reduction Per Share (2)                                               $0.65              $0.31

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), distributions of the Fund and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                                                          FOR THE PERIOD JANUARY 22, 1996
                                                                TO AUGUST 31, 1996
                                                                 ------------------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning of Period                                     $11.95(1)
                                                                        -------
Net Investment Loss                                                       (0.11)(2)
Net Realized and Unrealized Gain on Investments and
Foreign Currency Transactions                                              3.26
                                                                        -------
Total from Investment Operations                                           3.14
                                                                        -------
Net Asset Value, End of Period                                           $15.09
                                                                        =======

Total Investment Return at Net Asset Value (5)                            26.28%(4)
Total Adjusted Investment Return at Net Asset Value (5)(6)                25.50%(4)

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)                               $22,246
Ratio of Expenses to Average Net Assets                                    2.15%*
Ratio of Adjusted Expenses to Average Net Assets (3)                       3.49%*
Ratio of Net Investment Loss to Average Net Assets                        (1.28%)*
Ratio of Adjusted Net Investment Loss to
Average Net Assets (3)                                                    (2.62%)*
Portfolio Turnover Rate                                                      52%
Average Broker Commission Rate (7)                                      $0.0140
Fee Reduction Per Share (2)                                               $0.11

 * On an annualized basis.
(1) Initial price to commence operations.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Unreimbursed, without fee reduction.
(4) Not annualized.
(5) Total investment return assumes dividend reinvestments and does not reflect the effect of sales charges.
(6) An estimated total return calculation that does not take into consideration reductions by the Adviser during the periods shown.
(7) Per portfolio share traded. Required for fiscal years that began September 1, 1995, or later.

See notes to financial statements.





Schedule of Investments
August 31, 1996
---------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the Global
Marketplace Fund on August 31, 1996. It is comprised of common stocks which are further broken down by industry groups.
---------------------------------------------------------------------------------------
                                                                                 MARKET
ISSUER, DESCRIPTION                                NUMBER OF SHARES               VALUE
--------------------------                     --------------------    ----------------
COMMON STOCKS
Advertising (6.39%)
Ackerley Communications, Inc.                                5,000             $139,375
Catalina Marketing Corp. *                                  12,000              570,000
Lamar Advertising Co. (Class A) *                           27,000              756,000
Outdoor Systems, Inc. *                                     10,500              443,625
Universal Outdoor Holdings, Inc. *                          20,000              595,000
                                                                            -----------
                                                                              2,504,000
                                                                            -----------
Business Services (1.35%)
APAC Teleservices, Inc. *                                   12,000              531,000
                                                                            -----------
Computer (3.56%)
HNC Software, Inc. *                                        18,000              535,500
JDA Software Group, Inc. *                                  27,200              550,800
Sterling Commerce, Inc. *                                   10,000              310,000
                                                                            -----------
                                                                              1,396,300
                                                                            -----------
Cosmetics & Personal Care (1.47%)
Avon Products, Inc.                                         12,000              574,500
                                                                            -----------
Electronics (1.50%)
Ultrak, Inc. *                                              25,000              587,500
                                                                            -----------
Finance (3.79%)
First USA Paymentech, Inc. *                                 9,100              343,525
Medallion Financial Corp. *                                 26,000              334,750
PMT Services, Inc. *                                        30,000              536,250
Security First Network Bank *                               10,000              272,500
                                                                            -----------
                                                                              1,487,025
                                                                            -----------
Leisure (11.14%)
Bandai Co., Ltd. (Japan)                                    16,000              534,511
Family Golf Centers, Inc. *                                 28,600              836,550
Grand Optical Photoservice SA (France)                       4,000              489,106
HFS, Inc. *                                                  9,000              538,875
Oakley, Inc. *                                              15,000              615,000
Premier Parks Inc. *                                         9,900              242,550
Regal Cinemas, Inc. *                                       20,000              730,000
Silicon Gaming, Inc. *                                      39,000              380,250
                                                                            -----------
                                                                              4,366,842
                                                                            -----------
Medical (0.91%)
CNS, Inc. *                                                 20,000              355,000
                                                                            -----------
Office Equipment & Automation (0.44%)
Daisytek International Corp. *                               4,200              171,150
                                                                            -----------
Paper & Paper Products (0.42%)
American Pad & Paper Co. *                                  10,000             $166,250
                                                                            -----------
Real Estate Operations (1.46%)
Central Parking Corp.                                       19,800              571,725
                                                                            -----------
Retail - Apparel / Shoe Group (9.11%)
AnnTaylor Stores Corp. *                                    30,000              435,000
First Sign International Holdings
Ltd. (Hong Kong)                                         1,200,000              325,918
Gucci Group, NV (Netherlands)                                9,000              598,500
Melville Corp.                                              13,000              549,250
Men's Wearhouse, Inc. (The) *                               34,000              714,000
North Face, Inc. (The) *                                    27,000              641,250
Vans, Inc. *                                                21,000              309,750
                                                                            -----------
                                                                              3,573,668
                                                                            -----------
Retail - Consumer Electronics (1.87%)
Dixons Group PLC (United Kingdom)                           87,000              733,604
                                                                            -----------
Retail - Department Stores (6.42%)
Federated Department Stores, Inc. *                          6,000              207,750
Joyce Boutique Holdings Ltd.
(Hong Kong)                                                794,000              210,515
Kohl's Corp. *                                              20,000              760,000
Neiman Marcus Group, Inc. (The) *                            5,400              159,975
Oasis Stores PLC (United Kingdom)                           90,000              541,068
Saks Holdings, Inc. *                                       18,700              638,138
                                                                            -----------
                                                                              2,517,446
                                                                            -----------
Retail - Discount & Variety (0.78%)
Garden Ridge Corp. *                                        20,000              305,000
                                                                            -----------
Retail - Drug Stores (1.69%)
Eckerd Corp. *                                              27,000              661,500
                                                                            -----------
Retail - Home Furnishings (2.05%)
Cost Plus, Inc. *                                           30,000              802,500
                                                                            -----------
Retail - Mail Order / Direct (2.62%)
CUC International, Inc. *                                    7,750             $266,406
Global DirectMail Corp. *                                    9,900              447,975
Seattle Filmworks, Inc. *                                   17,200              313,900
                                                                            -----------
                                                                              1,028,281
                                                                            -----------
Retail - Misc./Diversified (7.70%)
Burton Group PLC (United Kingdom)                          268,000              638,195
Next, PLC (United Kingdom)                                  60,000              543,410
OfficeMax, Inc. *                                           10,575              148,050
PetSmart, Inc.*                                             28,000              763,000
Ryohin Keikaku Co., Ltd. (Japan)                             6,000              516,289
Urban Outfitters, Inc.*                                     18,000              409,500
                                                                            -----------
                                                                              3,018,444
                                                                            -----------
Retail - Restaurants (6.11%)
Landry's Seafood Restaurants, Inc. *                        18,000              497,250
Papa John's International, Inc. *                           13,550              613,138
PizzaExpress PLC (United Kingdom)                           50,000              351,343
Rainforest Cafe, Inc.*                                      16,300              454,363
Wetherspoon (J.D.) PLC
(United Kingdom)                                            32,500              482,121
                                                                            -----------
                                                                              2,398,215
                                                                            -----------
Retail - Supermarkets (8.67%)
Albertson's, Inc.                                           15,000              635,625
Blue Square-Israel Ltd., American
Depositary Receipt, ADR (Israel) *                          37,000              536,500
Carrefour SA (France)                                          990              500,446
Disco S.A. ADR (Argentina) *                                20,000              385,000
Santa Isabel S.A. ADR (Chile)                               15,000              380,625
Vons Cos., Inc. (The) *                                     14,000              619,500
Weis Markets, Inc.                                          10,000              341,250
                                                                            -----------
                                                                              3,398,946
                                                                            -----------
Retail / Wholesale - Auto Parts (0.76%)
AutoZone, Inc.*                                             11,000              299,750
                                                                            -----------
Retail / Wholesale - Building Products (5.04%)
Castorama Dubois Investissements SA
(France)                                                     2,456              477,465
Central Garden & Pet Co.*                                   23,000              566,375
Home Centers (DIY) Ltd. (Israel) *                          60,000              337,500
Home Depot, Inc.                                            11,000              584,375
Praktiker Bau - Und Heimwerkemaerkte
AG (Germany) (R) *                                             500               12,165
                                                                            -----------
                                                                              1,977,880
                                                                            -----------
Retail / Wholesale - Computers (2.25%)
CompUSA, Inc.*                                              22,000              882,750
                                                                            -----------
Retail / Wholesale - Jewelry (1.63%)
Marks Bros. Jewelers, Inc.*                                 27,000             $641,250
                                                                            -----------
Schools / Education (1.15%)
Apollo Group, Inc. (Class A)*                               17,650              450,075
                                                                            -----------
Textiles (6.48%)
Chaifa Holdings Ltd. (Hong Kong)                         1,000,000              323,332
Cutter & Buck, Inc.*                                        15,000              174,375
Donna Karan International, Inc.*                             5,000              122,500
Guess ?, Inc.*                                              20,000              337,500
Mossimo, Inc. *                                             18,200              825,825
Tommy Hilfiger Corp.*                                       15,100              756,887
                                                                            -----------
                                                                              2,540,419
                                                                            -----------
Tobacco (1.09%)
Consolidated Cigar Holdings Inc.*                           13,600              428,400
                                                                            -----------
                           TOTAL COMMON STOCKS
                            (Cost $37,162,180)             (97.85%)         $38,369,420
                                                            ------          -----------
                             TOTAL INVESTMENTS             (97.85%)         $38,369,420
                                                            ======          ===========

*   Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(R) This security is exempt from registration under Rule 144A of the Securities Act of 1933.
    Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $12,165 as of August 31, 1996.

See notes to financial statements.





Country Diversification
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------------
The concentration of investments by industry group for individual securities held by the Fund is shown in the schedule of investments. In addition, the concentration of investments can be aggregated by the countries in which the Fund invests. The table below shows the percentage of the Fund's investments at August 31, 1996 assigned to the various countries.

                                                                          MARKET VALUE
                                                                         OF SECURITIES
                                                                       AS A PERCENTAGE
                                                                             OF FUND'S
COUNTRY DIVERSIFICATION                                                     NET ASSETS
----------------------------                                          ----------------
Argentina                                                                         0.98%
Chile                                                                             0.97
France                                                                            3.74
Germany, Federal Republic of                                                      0.03
Hong Kong                                                                         2.19
Israel                                                                            2.23
Japan                                                                             2.68
Netherlands                                                                       1.53
United Kingdom                                                                    8.39
United States                                                                    75.11
                                                                       ---------------
     TOTAL INVESTMENTS                                                           97.85%
                                                                       ===============

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS
John Hancock Funds - Global Marketplace Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series portfolios: John Hancock Global Marketplace Fund (the "Fund"), John Hancock Pacific Basin Equities Fund and John Hancock Global Rx Fund. Prior to December 11, 1995, the Fund was known as John Hancock Global Retail Fund. On May 21 1996, the Board of Directors voted to change the fiscal period end from August 31 to October 31. This change is effective October 31, 1996. The investment objective of the Fund is long-term capital appreciation through investment primarily in foreign and U.S stocks of companies that merchandise goods and services to consumers or to consumer companies.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution/service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. On January 22, 1996, Class B shares of beneficial interest were sold to commence class activity. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing sources or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Securities traded on NASDAQ are valued at last available bid price. Short-term debt investments maturing within 60 days or less are valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investment, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities may be treated as ordinary income even though such items are gains and losses for accounting purposes. For federal income tax purposes, the Fund has $849 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gains distributions will be made. The carryforward expires August 31, 2004. Additionally, net capital losses of $806,279 attributable to security transactions incurred after October 31, 1995 are treated as arising on the first day (September 1, 1996) of the Fund's next taxable year.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than the offset by the currency amount of the underlying transaction.

There were no open forward foreign currency contracts at August 31, 1996.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin", equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange. Subsequent payments, known as "variation margin", to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market", are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

For Federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

At August 31, 1996, there were no open positions in financial futures contracts.

OPTIONS Listed options are valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the stock market. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

There were no written option transactions for the period ended August
31, 1996.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five year period that commenced with the investment operations of the Fund.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $250,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $250,000,000.

In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

The Adviser has agreed to limit Fund expenses, including the management fee (but not including the transfer agent fee and the 12b-1 fee), to 0.90% of the Fund's daily net assets. Accordingly, the reduction in the Adviser's fee amounted to $174,778 for the period ended August 31, 1996. The Adviser reserves the right to terminate this limit in the future.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended August 31, 1996, net sales charges received with regard to Class A shares amounted to $414,309. Out of this amount, $63,388 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $263,737 was paid as sales commissions to sales personnel of unrelated broker-dealers and $87,184 was paid as sales commissions to personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended August 31, 1996, contingent deferred sales charges paid to broker services amounted to $275.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of these payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Investor Services, Corp. ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. The Fund pays a fee to Investors Services based on the number of shareholder accounts and certain-out-pocket expenses.

On March 5, 1996, the Board of Trustees approved retroactively to
January 1, 1996, an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of each Fund.

Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione, and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser, and/or its affiliates, as well as Trustees of the Fund. The Adviser owns 58,824 shares of beneficial interest of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability with regard to the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gain or losses. At August 31, 1996, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $2.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than short-term securities, during the period ended August 31, 1996, aggregated
$42,641,365, and $5,188,524, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended August 31, 1996.

The cost of investments owned at August 31, 1996 for federal income tax purposes was $37,162,180. Gross unrealized appreciation and depreciation of investments aggregated $2,718,786 and $1,511,546, respectively, resulting in net unrealized appreciation of $1,207,240.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the period ended August 31, 1996, the Fund has reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $7,413, a decrease in accumulated net investment loss of $91,821 and a decrease in capital paid-in of $99,234. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income per share excludes these adjustments.



REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of John Hancock Global Marketplace Fund
(formerly John Hancock Global Retail Fund) and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Marketplace Fund (formerly John Hancock Global Retail
Fund) (the "Fund") (a portfolio of John Hancock World Fund) at August 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.


Price Waterhouse LLP

Boston, Massachusetts

October 9, 1996

TAX INFORMATION NOTICE (UNAUDITED)

For Federal Income Tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended August 31, 1996.

The Fund has not paid any distributions of dividends or net realized gains during the fiscal year.



SHAREHOLDER MEETING (UNAUDITED)

On June 28, 1996, a special meeting of John Hancock Global Marketplace Fund (the "Fund") was held.

The Shareholders elected the following Trustees with the votes as indicated:

NAME OF TRUSTEE              FOR   WITHHELD
----------------         -------   --------
Dennis S. Aronowitz      368,860      3,584
Edward J. Boudreau, Jr.  368,857      3,588
Richard P. Chapman, Jr.  368,860      3,584
William J. Cosgrove      368,860      3,584
Douglas M. Costle        368,860      3,584
Leland O. Erdahl         368,857      3,588
Richard A. Farrell       368,860      3,584
Gail D. Fosler           368,860      3,584
William F. Glavin        368,860      3,584
Anne C. Hodsdon          368,857      3,588
Dr. John A. Moore        368,860      3,584
Patti McGill Peterson    368,860      3,584
John W. Pratt            368,860      3,584
Richard S. Scipione      368,860      3,584
Edward J. Spellman       368,860      3,584



NOTES

John Hancock Funds - Global Marketplace Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



NOTES

John Hancock Funds - Global Marketplace Fund

[THIS PAGE INTENTIONALLY LEFT BLANK]



A 1/2" x 1/2" John Hancock Funds logo in upper left hand corner of the page. A box sectioned in quadrants with a triangle in upper left, a circle in upper right, a cube in lower left and a diamond in lower right. A tag line below reads: "A Global Investment Management Firm."

101 Huntington Avenue, Boston, MA 02199-7603


Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75


This report is for the information of shareholders of the John Hancock Global Marketplace Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

A recycled logo in lower left hand corner with caption "Printed on
Recycled Paper."                                      3000A 8/96
                                                           10/96





                           John Hancock Funds

                               Global Rx
                                  Fund

                              ANNUAL REPORT

                             August 31, 1996



TRUSTEES

Edward J. Boudreau, Jr.
Dennis S. Aronowitz*
Richard P. Chapman, Jr.*
William J. Cosgrove*
Douglas M. Costle*
Leland O. Erdahl*
Richard A. Farrell*
Gail D. Fosler*
William F. Glavin*
Anne C. Hodsdon
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt*
Richard S. Scipione
Edward J. Spellman*
*Members of the Audit Committee

OFFICERS

Edward J. Boudreau, Jr.
Chairman and Chief Executive Officer
Robert G. Freedman
Vice Chairman and
Chief Investment Officer
Anne C. Hodsdon
President
James B. Little
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Second Vice President and Compliance Officer

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT

John Hancock Investor Services Corporation
P.O. Box 9116
Boston, Massachusetts 02205-9116

INVESTMENT ADVISER

John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR

John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL

Hale and Dorr
60 State Street
Boston, Massachusetts 02109

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110



A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief
Executive Officer, flush right, next to second paragraph.

CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

Since late 1994, prospectus simplification has been a major topic in the mutual fund industry. At that time, Securities and Exchange Commission Chairman Arthur Levitt called on fund companies to make their prospectuses more user-friendly. He noted that prospectuses are often overloaded with technical detail and are hard for most investors to understand. Many industry observers agreed, and rightly so.

So it is my pleasure to let you know that after being under development for a year, John Hancock Funds has introduced new simplified and consolidated prospectuses. The prospectuses feature shorter, clearer language with a streamlined design, and they incorporate several funds with similar investment objectives into one document. They cover our income, growth, growth and income, tax-free income, international/global and money market funds. We are gratified at the favorable reviews that our new prospectuses have received from shareholders, financial advisers, industry analysts and the press. We believe they are a bold but sensible step forward. And while they are easier to read, they still comply with all federal and state guidelines.

We have taken the initiative to create a prospectus that dramatically departs from the norm. Among its most innovative features is a two-page spread highlighting each fund's goals and investment strategy, the types of securities it buys, its portfolio management and risk factors, all in plainer language. Fund expenses and financial highlights are now found here, too, as is a new bar chart that shows year-to-year volatility for each fund. Other features include a better presentation of fund services, a new glossary of investment risks and a discussion about how funds are organized, including a diagram showing the connection of the various players that provide services to your Hancock fund(s).

We believe we have made a significant advancement in the drive toward better mutual fund prospectuses. We hope you will agree because in the end, we did it for you, our shareholders.

Sincerely,

/S/Edward J. Boudreau Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER



BY LINDA MILLER, CFA, PORTFOLIO MANAGER

John Hancock
Global Rx Fund

Rising interest rates, foreign government cutbacks create mixed environment for health-care stocks

Health-care trends have been mixed during the past year. In the U.S., interest rates were on the rise. Overseas, there were cutbacks in government funded health-care expenditures especially in important western European markets like Italy, France and Germany, as well as in Japan. That was augmented by continued cost concerns and heightened competition. These were all negatives for health-care stocks. In addition, many U.S.-based health-care companies were also impacted adversely by unfavorable currency trends.

But there were also positive developments in the past 12 months. Fears faded of a government mandated draconian change in the U.S health-care system, and the federal Food and Drug Administration kept on its path of accelerating approvals of new and innovative products. What's more, the basic characteristics of health-care demand remained steadfast: an aging population and new technologies offering solutions to unmet medical needs.

With this contradictory environment as background, the Fund's performance for the 12-month period ended August 31, 1996 was strong in absolute terms, although relative performance was slightly disappointing. The Fund's Class A and Class B shares posted total returns of 18.39% and 17.53%, respectively at net asset value. By comparison, the average health-care/biotechnology fund returned 23.20% for the same period, according to Lipper Analytical Services.1 Please see pages six and seven for longer-term performance information. The Fund's relative underperformance was likely associated with its being underweighted in certain health-care sectors during the year as we worked to re-balance the portfolio across a broader array of sectors.

A 2 1/2 " x 3 1/2" photo of Fund management team at bottom right. Caption reads: "Linda Miller (seated) and Fund management team members Anurag Pandit (l) and Ben Hock (r)".

"Health-care
trends have
been mixed
during the
past year."



Chart with heading "Top Five Common Stock Holdings" at top of left hand column. The chart lists five holdings: 1) HEALTHSOUTH 3.3% 2) Cardinal Health 2.9% 3) Health Management Assoc. 2.6% 4)Omnicare 2.3% 5) CRA Managed Care 2.2%. A footnote below reads "As a percentage of net assets on August 31, 1996."

"...the Fund
pursued and
broadened
three major
investment
themes..."

Three themes: Cost efficiency,
new products and consolidation

During the year the Fund pursued and broadened three major investment themes. One is long-standing for the Fund and involves the cost efficient delivery of health care, primarily focused on health-care service companies in the U.S. Another involves new product opportunities found both at smaller companies in their developmental stages as well as large multinational drug companies. The third is consolidation, an influential trend across many industry sectors. For example, the Fund benefited from the proposed merger of Sandoz and Ciba-Geigy and continues to look for other such opportunities.

Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investment"; the header for the right column is "Recent performance ... and what's behind the numbers". The first listing is Cardinal Health followed by an up arrow and the phrase "Benefits from acquisitions." The second listing is HEALTHSOUTH followed by a flat arrow and the phrase "Weakness in health-care services." The third listing is Dura Pharmaceuticals followed by an up arrow and the phrase "Stock-split boosts performance." Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."

In the health-care delivery area, we expanded the Fund's exposure to drug distributors, such as AmeriSource, Cardinal Health, Henry Schein and Omnicare. They are all companies which have benefited not only from their ability to offer more efficient health care services, but also from the large number of recent new products. The more products that are available to be put through their distribution system, the more potential these companies have to increase earnings. We also think there's a great deal of opportunity for consolidation in the distribution end of the health-care industry.

We also continued to increase the Fund's exposure to drug stocks. Eli Lilly &Co. performed well based on anticipation of FDA approval of Zyprexia, its drug to control the symptoms of schizophrenia. Merck launched Crixivan, one of the new HIV protease inhibitors, but demand for Fosamax, its drug for osteoporosis, was somewhat below market expectations. Another holding, American Home Products, did well because of cost cutting stemming from its acquisition of American Cyanamid and because of its much-anticipated new weight-loss drug, Redux.

On the medical device side, we broadened the Fund's exposure to diversify within this sector. We added Medtronic which has a strong new product line across the company's cardiovascular franchise and Stryker, a leader in orthopedics, among others.

HMOs weak

As a group, health maintenance organizations (HMOs), performed rather poorly during the past six months and the Fund has reduced its exposure accordingly. The rapid growth of HMOs during the past couple of years resulted in several negative trends in that business. First, many HMOs have grown so fast that they've been less able to control costs, which hurt stock prices. Also, competition heated up in the sector, as companies vied for large corporations' health plan business. Finally, the emergence of Medicare-risk HMOs, which was supposed to fuel further industry growth, did not supply the enrollment or profitability envisioned by some. Interestingly, these trends had a positive influence on some other sectors. Drug and medical device companies, for instance, were two sectors which benefited from the increase in HMO spending. As we pared down the Fund's exposure to HMOs, we boosted its holdings in these two groups.



Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended August 31, 1996." The chart is scaled in increments of 5% from bottom to top, with 25% at the top and 0% at the bottom. Within the chart there are three solid bars. The first represents the 18.39% total return for the John Hancock Global Rx Fund: Class A. The second represents the 17.53% total return for the John Hancock Global Rx Fund: Class B. The third represents the 23.20% total return for the Average health-care/biotechnology fund. A footnote below reads: "Total returns for John Hancock Global Rx Fund are at net asset value with all distributions reinvested. The average health-care/biotechnology fund is tracked by Lipper Analytical Services.
(1) See following two pages for historical performance information."

New opportunities

We have found opportunities in the move towards outsourcing services. For example, drug companies have begun to utilize contract research organizations (CROs) to conduct certain product development activities they used to do in-house. As a result, the Fund has taken positions in stocks such as Parexel and Quintiles Transnational, two market leaders that have also been strong performers for the Fund.

We are also focused on companies providing products and services for the treatment of kidney disease. With the graying of America, that patient population is growing at a rapid pace, and there are now better treatments available for some of the diseases that are associated with kidney failure. As a result, we have invested in some service providers, like Renal Treatment Centers, Total Renal Care and Vivra and in a biotechnology company, Amgen, which has a unique drug, Epogen, for patients undergoing kidney dialysis.

Looking ahead

There are several reasons why, in our view, the outlook for health-care remains positive for the long term. The still-bloated U.S. health-care system needs further cost cutting, the aging population will continue to demand additional health-care services and new products and technologies are continuing to come to market at a faster pace. Worldwide, as younger economies experience rapid growth, they too will seek greater health-care coverage. In the near term, the performance outlook will be to some extent shaped by the political environment and the direction of interest rates and the economy. If the U.S. economy continues to be strong and interest rates keep rising, or if the rhetoric surrounding the presidential election in November results in a perception of sharp health-care cuts in the federal budget, the health-care sector could lag the overall market in the short term. However, this would give us a chance to buy stocks we favor for the long term at better prices.

"The still-
bloated U.S.
health-care
system needs
further cost
cutting."

--------------------------------------------------------------------
This commentary reflects the views of the portfolio manager through the end of the Fund's period discussed in this report. Of course, the manager's views are subject to change as market and other conditions warrant.

International investing involves special risks such as political and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.

1Figures from Lipper Analytical Services include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Global Rx Fund. Total return is a performance measure that equals the sum of all income and capital gains distributions, assuming reinvestment of these distributions, and the change in the price of the Fund's shares, expressed as a percentage of the Fund's net asset value per share. Performance figures include the maximum applicable sales charge of 5% for Class A shares. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them.

CUMULATIVE TOTAL RETURNS

For the period ended June 30, 1996
                                             ONE         LIFE OF
                                            YEAR          FUND
                                        -----------   -----------
John Hancock Global Rx Fund: Class A       35.88%       158.35%(1)
John Hancock Global Rx Fund: Class B       37.00%        51.56%(2)

AVERAGE ANNUAL TOTAL RETURNS

For the period ended June 30, 1996
                                             ONE         LIFE OF
                                            YEAR          FUND
                                        -----------   -----------
John Hancock Global Rx Fund: Class A       35.88%       22.12%(1)
John Hancock Global Rx Fund: Class B       37.00%       19.54%(2)

Notes to Performance
(1) Class A shares started on October 1, 1991.
(2) Class B shares started on March 7, 1994.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in John Hancock Global Rx Fund would be worth on August 31, 1996, assuming you invested on the day each class of shares started and have reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Stock Index -- an unmanaged index that includes 500 widely traded common stocks and is often used as a measure of stock market performance.

Global Rx Fund
Class A shares

Line chart with the heading Global Rx Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.


The first line represents the value of the hypothetical $10,000 investment made in the Global Rx Fund on October 1, 1991, before sales charge, and is equal to $25,584 as of August 31, 1996. The second line represents the Global Rx Fund after sales charge and is equal to $24,296 as of August 31, 1996. The third line represents the value of the Standard & Poor's 500 Stock Index and is equal to $19,217 as of August 31, 1996.


Global Rx Fund
Class B shares

Line chart with the heading Global Rx Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the Standard & Poor's 500 Stock Index and is equal to $14,884 as of August 31, 1996. The second line represents the value of the hypothetical $10,000 investment made in the Global Rx Fund on March 7, 1994, before contingent deferred sales charge, and is equal to $14,513 as of August 31, 1996. The third line represents the Global Rx Fund after contingent deferred sales charge and is equal to $14,213 as of August 31, 1996.




The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on August 31, 1996. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
August 31, 1996
--------------------------------------------------------------------------------
Assets:
Investments at value - Note C:
Common stocks (cost - $56,608,543)                                   $69,170,036
Joint repurchase agreement (cost - $10,869,000)                       10,869,000
                                                                     -----------
                                                                      80,039,036
Cash                                                                     171,941
Receivable for investments sold                                        1,283,596
Receivable for shares sold                                               185,792
Interest receivable                                                        3,176
Dividends receivable                                                      13,305
Foreign tax receivable                                                     1,668
Other assets                                                               1,272
Deferred organization expenses - Note A                                      675
                                                                     -----------
Total Assets                                                          81,700,461
--------------------------------------------------------------------------------
Liabilities:
Payable for investments purchased                                      2,439,109
Payable for shares repurchased                                            18,993
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                                  164,584
Accounts payable and accrued expenses                                     81,003
                                                                     -----------
Total Liabilities                                                      2,703,689
--------------------------------------------------------------------------------
Net Assets:
Capital paid-in                                                       62,843,966
Accumulated net investment loss                                           (1,045)
Accumulated net realized gain on investments
and foreign currency transactions                                      3,587,808
Net unrealized appreciation of investments
and foreign currency transactions                                     12,566,043
                                                                     -----------
Net Assets                                                           $78,996,772
--------------------------------------------------------------------------------
Net Asset Value Per Share:
(Based on net asset values and shares of
beneficial interest outstanding - unlimited number
of shares authorized with no par value, respectively)
Class A - $42,405,391 / 1,667,615                                         $25.43
================================================================================

Class B - $36,591,381 / 1,466,949                                         $24.94
================================================================================

Maximum Offering Price Per Share *
Class A - ($25.43 x 105.26%)                                              $26.77
================================================================================

*On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended August 31, 1996
--------------------------------------------------------------------------------
Investment Income:
Interest                                                                $512,036
Dividends (net of foreign withholding taxes of $5,733)                    95,414
                                                                     -----------
                                                                         607,450
                                                                     -----------
Expenses:
Investment management fee - Note B                                       457,352
Distribution/service fee - Note B
  Class A                                                                104,576
  Class B                                                                223,104
Transfer agent fee - Note B                                              167,783
Registration and filing fees                                              58,794
Custodian fee                                                             49,156
Advisory board fee - Note B                                               32,500
Auditing fee                                                              31,530
Printing                                                                  16,573
Financial services fee - Note B                                            8,407
Organization expense - Note A                                              8,228
Trustees' fees                                                             3,401
Miscellaneous                                                              1,987
Legal fees                                                                 1,447
                                                                     -----------
Total Expenses                                                         1,164,838
--------------------------------------------------------------------------------
Net Investment Loss                                                     (557,388)
--------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized gain on investments sold                                  3,587,850
Net realized loss on foreign currency transactions                        (1,045)
Change in net unrealized appreciation/depreciation
of investments                                                         2,087,678
Change in net unrealized appreciation/depreciation
of foreign currency transactions                                           4,405
                                                                     -----------
Net Realized and Unrealized Gain
on Investments and Foreign
Currency Transactions                                                  5,678,888
--------------------------------------------------------------------------------
Net Increase in Net Assets
Resulting from Operations                                             $5,121,500
================================================================================

See notes to financial statements.





Statement of Changes in Net Assets

                                                                                                   YEAR ENDED AUGUST 31,
                                                                                             -----------------------------
                                                                                                  1995             1996
                                                                                             ------------     ------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                                                                             ($506,007)       ($557,388)
Net realized gain on investments sold and
foreign currency transactions                                                                   1,224,533        3,586,805
Change in net unrealized appreciation/
depreciation of investments and foreign
currency transactions                                                                           5,931,154        2,092,083
                                                                                              -----------      -----------
Net Increase in Net Assets Resulting
from Operations                                                                                 6,649,680        5,121,500
                                                                                              -----------      -----------
Distributions to Shareholders:
Distributions from net realized gain on
investments sold and foreign currency transactions
Class A - (none and $0.1437 per share,
respectively)                                                                                       --            (175,093)
Class B - (none and $0.1437 per share,
respectively)                                                                                       --             (80,096)
                                                                                              -----------      -----------
Total Distributions to Shareholders                                                                 --            (255,189)
                                                                                              -----------      -----------
From Fund Share Transactions - Net*                                                             4,364,193       43,402,980
                                                                                              -----------      -----------
Net Assets:
Beginning of period                                                                            19,713,608       30,727,481
                                                                                              -----------      -----------
End of period (including net accumlated investment loss
of none and $1,045, respectively)                                                             $30,727,481      $78,996,772
                                                                                              ===========      ===========

* Analysis of Fund Share Transactions:
                                                                                 YEAR ENDED AUGUST 31,
                                                           ---------------------------------------------------------------
                                                                        1995                              1996
                                                           -----------------------------     -----------------------------
                                                              SHARES           AMOUNT           SHARES           AMOUNT
                                                           ------------     ------------     ------------     ------------
CLASS A
Shares sold                                                     517,942       $9,800,086        2,278,174      $57,180,069
Shares issued to shareholders in reinvestment
of distributions                                                   --             --                7,174          170,226
                                                                -------       ----------        ---------      -----------
                                                                517,942        9,800,086        2,285,348       57,350,295
Less shares repurchased                                        (517,990)      (9,686,022)      (1,746,628)     (43,511,318)
                                                                -------       ----------        ---------      -----------
Net increase (decrease)                                             (48)        $114,064          538,720       13,838,977
                                                                =======       ==========        =========      ===========

CLASS B
Shares sold                                                     451,492       $8,376,819        1,739,644       43,690,955
Shares issued to shareholders in reinvestment
of distributions                                                   --             --                3,211           75,464
                                                                -------       ----------        ---------      -----------
                                                                451,492        8,376,819        1,742,855       43,766,419
Less shares repurchased                                        (219,936)      (4,126,690)        (572,508)     (14,202,416)
                                                                -------       ----------        ---------      -----------
Net increase                                                    231,556       $4,250,129        1,170,347      $29,564,003
                                                                =======       ==========        =========      ===========

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of the Fund shares sold, reinvested and redeemed during the last two periods, along with the corresponding dollar values.

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are as follows:
--------------------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED AUGUST 31,
                                                               ---------------------------------------------------------------
                                                               1992(1)        1993          1994          1995          1996
                                                             -----------   -----------   -----------   -----------   -----------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning of Period                            $10.00        $13.34        $13.38        $16.51        $21.61
                                                               -------       -------       -------       -------       -------
Net Investment Loss                                              (0.03)        (0.23)        (0.32)        (0.36)(2)     (0.19)(2)
Net Realized and Unrealized Gain on Investments and
Foreign Currency Transactions                                     3.37          0.27          3.45          5.46          4.15
                                                               -------       -------       -------       -------       -------
Total from Investment Operations                                  3.34          0.04          3.13          5.10          3.96
                                                               -------       -------       -------       -------       -------
Less Distributions:
Distributions from Net Realized Gain on Investments Sold and
Foreign Currency Transactions                                     --            --            --            --           (0.14)
                                                               -------       -------       -------       -------       -------
Net Asset Value, End of Period                                  $13.34        $13.38        $16.51        $21.61        $25.43
                                                               =======       =======       =======       =======       =======

Total Investment Return at Net Asset Value (3)                   33.40%(4)      0.30%        23.39%        30.89%        18.39%
Total Adjusted Investment Return at Net Asset Value (3)(5)       32.11%(4)      0.04%         --            --            --

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)                      $14,702       $15,647       $18,643       $24,394       $42,405
Ratio of Expenses to Average Net Assets                           1.98%(6)      2.50%         2.55%         2.56%         1.80%
Ratio of Adjusted Expenses to Average Net Assets (7)              3.39%(6)      2.76%         --            --            --
Ratio of Net Investment Loss to Average Net Assets               (0.51%)(6)    (1.67%)       (2.01%)       (1.99%)       (0.75%)
Ratio of Adjusted Net Investment Loss to Average Net Assets (7)  (1.92%)(6)    (1.93%)        --            --            --
Portfolio Turnover Rate                                             48%           93%           52%           38%           68%
Average Broker Commission Rate (8)                                 N/A           N/A           N/A           N/A       $0.0181
Fee reduction per share                                         $0.085        $0.035          --            --            --

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment loss, gains (losses), distributions and total investment return of the Fund. It shows how the Fund's net asset value for a share has changed since the end of the previous period.
Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                                                                                                   YEAR ENDED AUGUST 31,
                                                                                     ------------------------------------------
                                                                                           1994(1)       1995          1996
                                                                                       -----------   -----------   -----------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning of Period                                                        $17.29        $16.46        $21.35
                                                                                           -------       -------       -------
Net Investment Loss                                                                          (0.17)(2)     (0.55)(2)     (0.34)(2)
Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions                                                            (0.66)         5.44          4.07
                                                                                           -------       -------       -------
Total from Investment Operations                                                             (0.83)         4.89          3.73
                                                                                           -------       -------       -------
Less Distributions:
Distributions from Net Realized Gain on Investments
Sold and Foreign Currency Transactions                                                        --            --           (0.14)
                                                                                           -------       -------       -------
Net Asset Value, End of Period                                                              $16.46        $21.35        $24.94
                                                                                           =======       =======       =======

Total Investment Return at Net Asset Value (3)                                               (4.80%)(4)    29.71%        17.53%

Ratios and Supplemental Data
Net Assets, End of Period (000's omitted)                                                   $1,071        $6,333       $36,591
Ratio of Expenses to Average Net Assets                                                       3.34%(6)      3.45%         2.42%
Ratio of Net Investment Loss to Average Net Assets                                           (2.65%)(6)    (2.91%)       (1.33%)
Portfolio Turnover Rate                                                                         52%           38%           68%
Average Broker Commission Rate (8)                                                             N/A           N/A       $0.0181

(1)  Class A and Class B shares commenced operations on October 1, 1991 and March 7, 1994, respectively.
(2)  Based on the average of the shares outstanding at the end of each month.
(3)  Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)  Annualized.
(7)  Unreimbursed, without fee reduction.
(8)  Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

See notes to financial statements.





Schedule of Investments
August 31, 1996
-------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by the Global Rx
Fund on August 31, 1996. It's divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                  NUMBER OF          MARKET
ISSUER, DESCRIPTION                                                  SHARES           VALUE
----------------------------------                             ------------    ------------
COMMON STOCKS
Drugs - Biotechnology (5.38%)
Affymetrix, Inc.*                                                    20,000        $275,000
Amgen, Inc.*                                                         22,000       1,281,500
Genzyme Corp.*                                                       30,000         716,250
Myriad Genetics, Inc.*                                               10,000         220,000
PathoGenesis Corp.*                                                  20,000         320,000
Serologicals Corp.*                                                  50,000       1,437,500
                                                                                -----------
                                                                                  4,250,250
                                                                                -----------
Drugs - Delivery (2.11%)
Alza Corp.*                                                          15,000         410,625
Elan Corp., PLC American Depositary
Receipts (ADR) (Ireland)*                                            40,000       1,255,000
                                                                                -----------
                                                                                  1,665,625
                                                                                -----------
Drugs - Generic (2.20%)
Dura Pharmaceuticals, Inc.*                                          50,500       1,742,250
                                                                                -----------

Drugs - Major (13.03%)
American Home Products Corp.                                         14,000         829,500
Johnson & Johnson                                                    28,000       1,379,000
Lilly, (Eli) & Co.                                                   20,000       1,145,000
Merck & Co., Inc.                                                    15,000         984,375
Pfizer, Inc.                                                         12,000         852,000
Pharmacia & Upjohn, Inc.                                             18,000         756,000
Roche Holding AG (Switzerland)                                          100         761,893
Sandoz AG (ADR) (Switzerland)                                        18,000       1,073,174
SmithKline Beecham PLC (ADR)
(United Kingdom)                                                     16,000         932,000
Warner-Lambert Co.                                                   12,000         714,000
Zeneca Group PLC (ADR)
(United Kingdom)                                                     12,000         865,500
                                                                                -----------
                                                                                 10,292,442
                                                                                -----------
Drugs & Sundries - Wholesale (3.94%)
AmeriSource Health Corp. (Class A)*                                  22,000         838,750
Cardinal Health, Inc.                                                31,000       2,274,625
                                                                                -----------
                                                                                  3,113,375
                                                                                -----------
Healthcare - Alternate Site (9.66%)
Assisted Living Concepts Inc.*                                       54,000       1,053,000
HEALTHSOUTH Corp.*                                                   80,000       2,590,000
National Surgery Centers, Inc.*                                      27,500         728,750
Renal Treatment Centers, Inc.*                                       37,500       1,223,437
Sterling House Corp.*                                                10,000         160,000
Sunrise Assisted Living, Inc.*                                        5,000         128,750
Total Renal Care Holdings, Inc.*                                     30,000       1,233,750
 Vivra, Inc.*                                                        17,000         512,125
                                                                                -----------
                                                                                  7,629,812
                                                                                -----------
Healthcare - HMO (1.22%)
Compdent Corp.*                                                      17,000         578,000
United Dental Care, Inc.*                                            10,000         382,500
                                                                                -----------
                                                                                    960,500
                                                                                -----------
Healthcare - Management (13.96%)
CRA Managed Care, Inc.*                                              40,000       1,760,000
IMPATH, Inc.*                                                        18,500         198,875
NCS HealthCare, Inc. (Class A)*                                      30,000       1,005,000
OccuSystems, Inc.*                                                   10,000         272,500
Omnicare, Inc.                                                       75,000       1,837,500
Parexel International Corp.*                                         35,000       1,680,000
PhyCor, Inc.*                                                        45,000       1,462,500
Physician Reliance Network, Inc.*                                    45,000         630,000
Quintiles Transnational Corp.*                                       13,000         975,000
RTW, Inc.*                                                           45,000       1,203,750
                                                                                -----------
                                                                                 11,025,125
                                                                                -----------
Healthcare - Software/Services (10.12%)
HBO & Co.                                                            30,000       1,627,500
HCIA, Inc.*                                                          30,000       1,687,500
Health Management Systems, Inc.*                                     30,000         825,000
HPR Inc.*                                                            88,000       1,496,000
MDL Information Systems, Inc.*                                       55,000       1,526,250
Medaphis Corp.*                                                      11,000         138,875
Medic Computer Systems, Inc.*                                        20,000         697,500
                                                                                -----------
                                                                                  7,998,625
                                                                                -----------
Healthcare - Supplies (1.80%)
Physician Sales & Service, Inc.*                                     15,000         258,750
Schein (Henry), Inc.*                                                35,000       1,163,750
                                                                                -----------
                                                                                  1,422,500
                                                                                -----------
Hospital Management (4.20%)
Columbia / HCA Healthcare Corp.                                      17,500         986,563
EmCare Holdings Inc.*                                                12,000         285,000
Health Management Associates, Inc.
(Class A) *                                                          90,000       2,047,500
                                                                                -----------
                                                                                  3,319,063
                                                                                -----------
Medical Devices and Products (16.66%)
Boston Scientific Corp.*                                             26,250       1,204,219
Cohr, Inc.*                                                          12,000         294,000
Esaote S.p.A.(ADR) (Italy)* (R)                                      20,000         745,000
ESC Medical Systems Ltd. (Israel)*                                   35,000         945,000
Guidant Corp.                                                        20,000       1,015,000
IDEXX Laboratories, Inc.*                                            41,500       1,608,125
Medtronic, Inc.                                                      25,000       1,300,000
Molecular Devices Corp.*                                             40,000         360,000
NeoPath, Inc.*                                                       20,000         475,000
OrthoLogic Corp.*                                                    48,000         450,000
Physio-Control International Corp.*                                  37,500         684,375
Respironics, Inc.*                                                   25,000         568,750
Sofamor Danek Group, Inc.*                                           15,000         431,250
Stryker Corp.                                                        40,000         975,000
Trex Medical Corp.*                                                  20,000         460,000
US Surgical Corp.                                                    15,000         547,500
Waters Corp.*                                                        35,000       1,098,125
                                                                                -----------
                                                                                 13,161,344
                                                                                -----------
Nursing Homes (3.28%)
Genesis Health Ventures, Inc.*                                       22,000         561,000
Health Care and Retirement Corp.*                                    50,000       1,237,500
Manor Care, Inc.                                                     23,000         790,625
                                                                                -----------
                                                                                  2,589,125
                                                                                -----------
                           TOTAL COMMON STOCKS
                            (Cost $56,608,543)                      (87.56%)     69,170,036
                                                                    -------     -----------


                                                    INTEREST      PAR VALUE          MARKET
ISSUER, DESCRIPTION                                     RATE (OOO'S OMITTED)          VALUE
-------------------------------------            ----------- --------------     -----------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (13.76%)
Investment in a joint
repurchase agreement
transaction with SBC
Capital Markets Inc. -
Dated 8-30-96,
due 9-03-96 (secured by
U.S. Treasury Bond, 8.125%
due 8-15-21; and U.S.
Treasury Note, 7.50%,
due 12-31-96) - Note A                                 5.260%       $10,869     $10,869,000
                                                                                -----------
                  TOTAL SHORT-TERM INVESTMENTS                      (13.76%)     10,869,000
                                                                    -------     -----------
                             TOTAL INVESTMENTS                     (101.32%)    $80,039,036
                                                                    =======     ===========

*   Non-income producing security.
(R) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $745,000 as of August 31, 1996.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





Portfolio Concentration (Unaudited)
-------------------------------------------------------------------------------------------
The Global Rx Fund invests primarily in equity securities of issuers in the health care industry in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investment at August 31,
1996 assigned to the various country categories.

                                                                         MARKET VALUE AS A
COUNTRY DIVERSIFICATION                                                   % OF NET ASSETS
--------------------------------------------------------------------     ------------------
Ireland                                                                          1.59%
Israel                                                                           1.20
Italy                                                                            0.94
Switzerland                                                                      2.32
United Kingdom                                                                   2.28
United States                                                                   92.99
                                                                              -------
     TOTAL INVESTMENTS                                                         101.32%
                                                                              =======

See notes to financial statments.


NOTES TO FINANCIAL STATEMENTS
John Hancock Funds - Global Rx Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock World Fund (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of three series portfolios: John Hancock Global Rx Fund (the "Fund"), John Hancock Pacific Basin Fund and John Hancock Global Marketplace Fund. On May 21, 1996, the Board of Directors voted to change the fiscal period end from August 31 to October 31. This change is effective October 31, 1996. The investment objective of the Fund is to achieve long-term growth of capital by investing primarily in stocks of foreign and U.S. Health Care companies.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidation, except that certain expenses subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution/service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Securities traded on NASDAQ are valued at last available price. Short-term debt investments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, net currency exchange gains and losses from sales of foreign debt securities must be treated as ordinary income even though such items are gains and losses for accounting purposes. For federal income tax purposes, the Fund has net capital losses of $1,045 attributable to security transactions incurred after October 31, 1995, which are treated as arising on the first day (September 1, 1996) of the Fund's next taxable year.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date, or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that commenced with the investment operations of the Fund.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund. Actual results could differ from these estimates.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than the offset by the currency amount of the underlying transaction.

There were no open forward foreign currency contracts at August 31,1996.

OPTIONS Listed options are valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the written option.

The Fund may use options contracts to manage its exposure to the stock market. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument and buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or "notional") amount of each contract at value reflects the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contracts' terms, or if the Fund is unable to offset a contract with a counterparty on a timely basis ("liquidity risk"). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit risk and liquidity risks in over-the-counter option contracts, the Fund will continuously monitor the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund's period-end Statement of Assets and Liabilities.

There were no written option transactions for the period ended
August 31, 1996.

NOTE B --

MANAGEMENT FEE, ADMINISTRATIVE SERVICES
AND TRANSACTIONS WITH AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.80% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.70% of the Fund's average daily net asset value in excess of $200,000,000.

In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. For the period ended August 31, 1996, net sales charges received with regard to Class A shares amounted to $471,313. Out of this amount, $71,002 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $298,216 was paid as sales commissions to sales personnel of unrelated broker-dealers and $102,095 was paid as sales commissions to personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"), all of which are broker dealers. The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries, which include Tucker Anthony and Sutro.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended August 31, 1996, contingent deferred sales charges paid to JH Funds amounted to $44,671.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. Prior to October 1, 1995, the Fund paid transfer agent fees as a class specific expense based on the number of shareholder accounts and certain out-of-pocket expenses. For the one month ended September 30, 1995, the transfer agent expense, calculated as a class specific expense, was $6,588 for Class A and $2,601 for Class B, respectively. Effective October 1, 1995, transfer agent fees are a fund expense.

On March 5, 1996, the Board of Trustees approved retroactively to
January 1, 1996, an agreement with the Adviser to perform necessary tax and financial management services for the Funds. The compensation for 1996 is estimated to be at an annual rate of 0.01875% of the average net assets of each Fund.

The Fund has an independent advisory board composed of scientific and medical experts who provide the investment officers of the Fund with advice and consultation on health care developments, for which the Fund pays the advisory board a fee.

Mr. Edward J. Boudreau, Jr., Mr. Richard S. Scipione and Ms. Anne C. Hodsdon are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. At August 31, 1996, the Fund's investments to cover the deferred compensation liability had unrealized appreciation of $86.

NOTE C --

INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended August 31, 1996, aggregated $66,178,986 and $32,438,938, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended August 31, 1996.

The cost of investments owned at August 31, 1996 for federal income tax purposes was $67,477,543. Gross unrealized appreciation and depreciation of investments aggregated $14,617,278 and $2,055,785, respectively, resulting in net unrealized appreciation of $12,561,493.

NOTE D --

RECLASSIFICATION OF CAPITAL ACCOUNTS

During the year ended August 31, 1996 the Fund has reclassified amounts to reflect an increase in accumulated net realized gain on investments of $1,045, a decrease in accumulated net investment loss of $556,343 and a decrease in capital paid-in of $557,388. This represents the cumulative amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 1996. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating losses in the computation of distributable income and capital gains under federal income tax rules versus generally accepted accounting principles. The calculation of net investment income per share in the financial highlights excludes these adjustments.



John Hancock Funds - Global Rx Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of John Hancock Global Rx Fund and the Trustees of John Hancock World Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Global Rx Fund (the "Fund") (a portfolio of John Hancock World Fund) at August 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Boston, Massachusetts

October 9, 1996


TAX INFORMATION NOTICE (UNAUDITED)

For Federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during the fiscal year ended August 31, 1996.

The Fund distributed to shareholders of record December 22, 1995 and paid on December 28, 1995, a long-term capital gain dividend of $255,189. Shareholders were mailed a 1995 U.S. Treasury Department Form 1099-DIV in January 1996 representing their proportionate share. It is anticipated that there will be a distribution from sales of securities to shareholders of record on December 23, 1996 and payable December 30, 1996. Shareholders will receive a 1996 U.S. Treasury Department Form 1099-DIV in January 1997 representing their proportionate share.

None of the distributions qualify for the dividends received deduction available to corporations.

SHAREHOLDER MEETING (UNAUDITED)

On June 26, 1996, a special meeting of John Hancock Global Rx Fund (the "Fund") was held.

The Shareholders elected the following Trustees with the votes as indicated:

NAME OF  TRUSTEE                   FOR               WITHHELD
----------------               -----------        ------------
Dennis S. Aronowitz              1,658,818            45,016
Edward J. Boudreau, Jr.          1,662,536            41,298
Richard P. Chapman, Jr.          1,659,289            44,546
William J. Cosgrove              1,658,243            45,591
Douglas M. Costle                1,661,045            42,789
Leland O. Erdahl                 1,661,255            42,579
Richard A. Farrell               1,660,930            42,904
Gail D. Fosler                   1,657,768            46,066
William F. Glavin                1,659,673            44,161
Anne C. Hodsdon                  1,658,058            45,776
Dr. John A. Moore                1,657,229            46,605
Patti McGill Peterson            1,659,035            44,799
John W. Pratt                    1,660,208            43,626
Richard S. Scipione              1,661,448            42,386
Edward J. Spellman               1,657,490            46,344



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This report is for the information of shareholders of the John Hancock
Global Rx Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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